[front cover]

Annual Report
October 31, 1998

Galaxy Money Market Funds

Galaxy Funds

[cover graphics: acorn, column, graduation miter cap, handshake]


Galaxy Money Market Fund

Galaxy Government Fund

Galaxy U.S. Treasury Fund

Galaxy Tax-Exempt Fund

Galaxy Connecticut Municipal
Money Market Fund

Galaxy Massachusetts Municipal
Money Market Fund

[LOGO: GALAXY FUNDS]

----------
CHAIRMAN'S
 MESSAGE
----------

Dear Shareholder:

      Enclosed is the Galaxy Money Market Fund performance report for the fiscal year ended October 31, 1998. Inside, you will find a Market Overview describing conditions that affected the money market during this time. There is also an explanation of how Fleet Investment Advisors, Inc. managed the Funds' portfolios in this environment. At the end of the report, you will find financial statements for each of the Funds, including lists of portfolio holdings as of October 31, 1998.

      After trading in a relatively narrow range for most of the period, money market yields moved sharply lower near the end of the period. This was due largely to a deepening of Asia's economic problems, the spread of economic turmoil to Russia and Latin America, and a slowdown in U.S. growth. At the end of the period, with a severe credit crunch and recession possible, the Federal Reserve cut short-term interest rates by 50 basis points.

      As world economic problems created a "flight to quality," the Galaxy Money Market Funds benefited from an emphasis on top-grade investments with strong credit ratings. With the global economic picture still unclear, we believe this attention to quality will continue to serve the Funds well in the months ahead.

      Of course, money market investments are just one part of a well-diversified portfolio. With short-term yields in decline, other investments become particularly important. As with money market securities, however, recent economic changes have significantly altered the values of stocks and bonds. This may be a good time, therefore, to rebalance your portfolio to its original allocations. As experienced investors know, proper portfolio diversification can help to minimize investment risk.

      You can also reduce risk by sticking with your long-term investment plan and by using strategies like dollar-cost averaging -- in which you invest the same amount of money at regular intervals, in good times and bad. Your investment professional can help you implement these and other potential risk-reduction techniques. Should you have any questions about the material in this report, or want information about other Galaxy funds, please contact the Galaxy Information Center at 1-877-BUY-GALAXY (289-4252). You can also visit our Investment Specialists located at Fleet branches.

Sincerely,

/s/ Dwight E. Vicks, Jr.

    Dwight E. Vicks, Jr.
    Chairman of the Board of Trustees

[start sidebar]

Mutual Funds:

[bullet] are not bank deposits

[bullet] are not FDIC insured

[bullet] are not obligations of Fleet Bank

[bullet] are not guaranteed by Fleet Bank

[bullet] are subject to investment risk including possible loss of principal amount invested

[end sidebar]

---------------
MARKET OVERVIEW
---------------

[start sidebar]

"After fluctuating
in a narrow range
from November 1997
through June 1998,
short-term yields
tumbled sharply in
the months that
followed."

[end sidebar]

MONEY MARKET OVERVIEW
By Fleet Investment Advisors Inc.

      Money market yields fell substantially in the fiscal year ended October 31, 1998 -- as economic uncertainty turned to economic concern, and the Federal Reserve (the "Fed") trimmed short-term interest rates twice -- for a total rate cut of 50 basis points. Throughout this time we adjusted the maturities of investments in the Galaxy Money Market Funds to optimize both major and minor changes in yields.

Economic Concerns Deepen

      When the period began, three-month Treasury bills were yielding about 5.2%, and the annual rate of inflation was about 2.2%. Following an annual growth rate of 3.1% in the third quarter of 1997, the gross domestic product ("GDP"), which measures U.S. goods and services, increased to an annual rate of 3.7% in the fourth quarter. Despite a tight labor market, which put upward pressure on wages, the annual rate of inflation declined to 1.7%.

      Economic problems in the emerging markets of Asia, which surfaced earlier in 1997, began to worsen at the end of the year and spurred a flight to quality that increased demand for U.S. Treasury securities. This pushed Treasury yields lower until late in December, when heavy sales by foreign investors in need of liquidity drove yields higher.

      Although GDP annual growth accelerated to 5.5% in the first quarter of 1998, inflation fell to an annual rate of 1.4%. Money market yields edged lower in January, as further deterioration in Asia and signs of slower earnings for U.S. firms raised expectations that the Fed would trim short-term interest rates. These expectations faded in the months that followed, as wages continued to rise and economic growth remained solid. However, with continued demand for Treasury bills and news that a federal budget surplus might reduce supplies of new issues, short-term treasury yields moved lower again.

      GDP growth slowed to an annual rate of 1.6% in the second quarter of 1998 -- as the economic trouble in Asia, which had spread to Japan, continued to hurt U.S. earnings. However, with consumer spending still strong, and inflation still weak, stock prices continued to rise. As the Fed hinted it might boost short-term rates to keep stock gains from overstimulating the economy, money market yields edged higher.

      In the third quarter of 1998, GDP improved to an annual rate of 3.9%, but serious economic problems abroad began to threaten future U.S. growth. Economic trouble had spread to Russia and the emerging markets of Latin America, and raised the possibility of a worldwide recession. Following a sharp selloff in stocks during August and September, the Fed cut short-term rates by 25 basis points on September 29, 1998. When liquidity concerns nearly halted trading in U.S. corporate bonds in the weeks that followed, the Fed trimmed rates by another 25 basis points on October 15, 1998. This, plus the strong demand for quality, left yields for three-month Treasury bills at 4.32% when the

---------------
MARKET OVERVIEW
---------------

[start sidebar]

"The Fed may feel
that additional cuts
in interest rates
are necessary to
stabilize economies
abroad and prevent a
recession at home."

[end sidebar]

Performance At-A-Glance As of October 31, 1998

                                     Retail       Retail B         Trust
                                     Shares        Shares         Shares
                                     ------       --------        ------
Galaxy Money Market Fund
     7-day average yield...........   4.61%         3.97%          4.79%
     30-day average yield..........   4.68%         4.05%          4.85%

Galaxy Government Fund
     7-day average yield...........   4.53%           N/A          4.71%
     30-day average yield..........   4.55%           N/A          4.73%

Galaxy Tax-Exempt Fund
     7-day average yield...........   2.64%           N/A          2.77%
     30-day average yield..........   2.67%           N/A          2.80%

Galaxy U.S. Treasury Fund
     7-day average yield...........   4.24%           N/A          4.40%
     30-day average yield..........   4.26%           N/A          4.43%

Galaxy Connecticut Municipal
Money Market Fund
     7-day average yield...........   2.58%           N/A             N/A
     30-day average yield..........   2.59%           N/A             N/A

Galaxy Massachusetts Municipal
Money Market Fund
     7-day average yield...........   2.61%           N/A             N/A
     30-day average yield..........   2.63%           N/A             N/A

Past performance is no guarantee of future results. Investments in the Galaxy Money Market Funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Yields are historical and will vary with market performance.

Retail Shares are currently charged a shareholder servicing fee of 0.10% of average daily net assets. Retail B Shares are currently charged a distribution fee of 0.65% of average daily net assets and a shareholder servicing fee of 0.10% of average daily net assets. (See Note 3 in the Notes to Financial Statements.)


period ended.

      During this time we looked for opportunities to enhance the Funds' yields where we could, while maintaining a high level of quality and liquidity.

Lower Rates Possible

      We believe that the Fed may have to cut interest rates again in the months ahead. U.S. trade, manufacturing, and consumer confidence are now in decline -- making a further slide in corporate earnings likely. The Fed may feel that additional cuts in interest rates are necessary to stabilize economies abroad and prevent a recession at home. With inflation near an annual rate of 1.6%, there could be plenty of room for rates to fall.

-----------------
PORTFOLIO REVIEWS
-----------------

[photo: Karen Arneil]

GALAXY TAXABLE
MONEY MARKET FUNDS

By Karen Arneil
Portfolio Manager

      As expectations changed about the direction of inflation and interest rates in the past year, we changed the mix of maturities in the Galaxy Taxable Money Market Funds -- which include the Galaxy Money Market Fund, the Galaxy Government Fund and the Galaxy U.S. Treasury Fund (as collectively the "Funds"). This let us take advantage of special yield opportunities that arose in certain market sectors. By also emphasizing issues with good liquidity and strong credit quality, we helped the Funds earn returns for the fiscal year ended October 31, 1998 that compared favorably with returns for their benchmarks.

[pie chart]

Galaxy Money
Market Fund

Distribution of Total Net
Assets as of October 31, 1998

U.S. Gov't. & Agency Obligations 50%

Commercial Paper 33%

Repurchase Agreement &
Net Other Assets & Liabilities 8%

Corporate Notes & Bonds 7%

Certificates of Deposit 2%

[end pie chart]

      During the period, Trust Shares of the Galaxy Money Market Fund had a total return of 5.23%, and Retail A Shares of the Galaxy Money Market Fund earned a total return of 5.04%. Retail B Shares earned a total return of 4.33% before deducting the 5.00% contingent deferred sales charge, and a return of -0.67% after deducting the 5.00% contingent deferred sales charge.

      Over the same time, Lipper Analytical Services ("Lipper"), a mutual fund performance tracking service, measured average total returns of 5.21% for trust shares and 5.03% for retail shares of other taxable money market funds that reported their results to Lipper.

[line chart]

Galaxy Money Market Fund
7-Day Average Yield

                           Galaxy Money       Galaxy Money       Galaxy Money
                           Market Fund -      Market Fund -      Market Fund -
                              Trust             Retail A           Retail B
11/30/97                      4.99                5.18                4.36
12/31/97                         5                5.19                4.32
 1/31/98                      5.01                5.2                 4.27
 2/29/98                      4.97                5.14                4.19
 3/31/98                      4.95                5.12                4.19
 4/30/98                      4.92                5.1                 4.24
 5/30/98                      4.94                5.11                4.14
 6/30/98                      4.95                5.12                4.23
 7/31/98                      4.94                5.12                4.12
 8/31/98                      4.94                5.11                4.14
 9/30/98                      4.88                5.05                4.29
10/30/98                      4.61                4.79                3.97


[end line chart]

      For the fiscal year ended October 31, 1998, Trust Shares of the Galaxy Government Fund had a total return of 5.15%, and Retail A Shares of the Galaxy Government Fund had a total return of 4.94%. Trust shares of other money market funds investing in U.S. government issues that reported their performances to Lipper earned an average total return of 5.13% over the same period. Retail shares of similar funds that reported their performances to Lipper earned an average total return of 4.93% for the period.

      During this time, Trust Shares of the Galaxy U.S. Treasury Fund had a total return of 4.90%, and Retail A Shares of the Galaxy U.S. Treasury Fund earned a total return of 4.73%. These returns compared with an average total return of 4.90% for trust shares of other money market funds investing in U.S. Treasury issues that reported their results to Lipper. Retail shares of similar funds that reported their performances to Lipper earned a total return of 4.72% for the period.

      On October 31, 1998, the Galaxy Money Market Fund had an average maturity of 41 days, the Galaxy Government Fund had an average maturity of 28 days, and the Galaxy U.S. Treasury Fund had an average maturity of 50 days.

Seizing Yield Opportunities

      Because yields for short-term U.S. Treasury issues were relatively flat when the period started, we emphasized maturities of one month or less in the Galaxy U.S. Treasury


[pie chart]

Galaxy Government Fund
Distribution of Total Net Assets as of October 31, 1998

Federal National Mortgage Association 29%

Federal Home Loan Mortgage
Corporation 25%

Federal Home Loan Bank 19%

Repurchase Agreement 16%

Federal Farm Credit Bank 6%

Net Other Assets and Liabilities 3%

Student Loan Marketing Association 2%

[end pie chart]

-----------------
PORTFOLIO REVIEWS
-----------------

Fund. Once heavy sales of short-term Treasuries by foreign investors improved yields late in December 1997, we added longer maturities to the portfolio. With the typical technical year-end increase in yields for commercial paper and U.S. government agency discount notes, we bought investments for the Galaxy Money Market Fund and the Galaxy Government Fund that matured early in 1998.

[line chart]

Galaxy Government Fund
7-Day Average Yield

                                     Galaxy                  Galaxy
                                Government Fund -        Government Fund -
                                     Trust                  Retail A
11/30/97                             4.86                     5.06
12/31/97                             4.88                     5.08
 1/30/98                             4.91                     5.11
 2/29/98                             4.9                      5.07
 3/31/98                             4.89                     5.07
 4/30/98                             4.86                     5.04
 5/29/98                             4.87                     5.06
 6/30/98                             4.87                     5.05
 7/31/98                             4.85                     5.03
 8/31/98                             4.86                     5.04
 9/30/98                             4.74                     4.93
10/30/98                             4.53                     4.71

[end line chart]

      When expectations for a cut in short-term rates drove yields lower in the first weeks of 1998, we added issues with slightly longer maturities to the Galaxy U.S. Treasury Fund. These included Treasury notes and bonds that matured in one year or less. We also purchased cash-management bills issued by the U.S. Treasury for short-term borrowing needs, which had higher yields than comparable Treasury issues.

      We kept large overnight positions in the Galaxy Government Fund until the yields for government agency issues improved in the first months of 1998. With the yield curve for commercial paper comparatively flat by that time, we focused on shorter maturities in the Galaxy Money Market Fund -- enhancing yield with individual issues that looked attractive.

[start pie chart]

Galaxy U.S. Treasury Fund
Distribution of Total Net Assets as of October 31, 1998

U.S. Treasury Notes 43%

U.S. Treasury Bills 24%

Student Loan Marketing Association 19%

Federal Home Loan Bank & Net Other Assets & Liabilities 7%

Federal Farm Credit Bank 7%

[end pie chart]

      When economic concern deepened in the summer and fall, we emphasized liquidity by keeping a higher amount of overnight securities in all of the Galaxy Money Market Funds. With demand still increasing for Treasury securities, which pushed yields to all-time lows, we continued emphasizing longer-term issues in the Galaxy U.S. Treasury Fund. Because we were concerned about liquidity in this climate, we added U.S. government agency issues and stayed focused on commercial paper of high-quality domestic firms in the Galaxy Money Market Fund.

Liquidity and Quality Remain Key

      With the market and economic outlook uncertain, we believe our emphasis on liquidity and quality will serve the Fund well in months to come.

      As anticipated year-end technical pressure, which causes higher yields, gets priced into instruments that mature in 1999, we plan to add these securities to the Funds' portfolios. In the immediate future, we expect to keep the maturities of Fund instruments in line with those of their market benchmarks -- as we wait to see how the global economic crisis that we have been experiencing turns out.

Karen Arneil has managed the Galaxy Money Market Fund, the Galaxy Government Fund and the Galaxy U.S. Treasury Fund since September 1996. She has managed money market investments since 1993.

[line chart]

Galaxy U.S. Treasury Fund
7-Day Average Yield

                                     Galaxy                  Galaxy
                              U.S. Treasury Fund -      U.S. Treasury Fund -
                                     Trust                  Retail A
11/30/97                             4.67                     4.84
12/31/97                             4.68                     4.85
 1/31/98                             4.7                      4.87
 2/29/98                             4.73                     4.89
 3/31/98                             4.75                     4.91
 4/30/98                             4.7                      4.86
 5/29/98                             4.63                     4.79
 6/30/98                             4.65                     4.81
 7/31/98                             4.67                     4.83
 8/31/98                             4.63                     4.79
 9/30/98                             4.49                     4.66
10/30/98                             4.24                     4.4

[end line chart]

-----------------
PORTFOLIO REVIEWS
-----------------


GALAXY TAX-EXEMPT
MONEY MARKET FUNDS

By Karen Arneil
Portfolio Manager

      As in the past, seasonal shifts in supply and demand caused yields for tax-exempt money market instruments to fluctuate in the fiscal year ended October 31, 1998. To make the most of these changes, we adjusted maturities of investments in the Galaxy Tax-Exempt Money Market Funds -- which include the Galaxy Tax-Exempt Fund, the Galaxy Connecticut Municipal Money Market Fund and the Galaxy Massachusetts Municipal Money Market Fund (as collectively the "Funds"). These strategies, plus a constant search for individual investments offering good value, helped the Funds earn competitive returns.

[start pie chart]

Galaxy
Tax-Exempt Fund

Distribution of Total Net Assets
as of October 31, 1998

South 51%

East 14%

North Central 13%

Mountain 12%

Pacific 6%

Other Territories, Cash Equivalents &
Net Other Assets & Liabilities 4%

[end pie chart]

      During the period, Trust and Retail A Shares of the Galaxy Tax-Exempt Fund had total returns of 3.03% and 2.89%, respectively. Over the same time, trust and retail shares of other tax-exempt money market funds reporting their performances to Lipper earned average total returns of 3.03% and 2.89%, respectively.

[line chart]

Galaxy Tax-Exempt Fund
7-Day Average Yield

                                     Galaxy                Galaxy
                                Tax-Exempt Fund -     Tax-Exempt Fund -
                                     Trust                Retail A
11/30/97                             3.08                   3.23
12/31/97                                3                   3.15
 1/30/98                             2.93                   3.07
 2/29/98                             2.83                   2.96
 3/31/98                             2.91                   3.04
 4/30/98                             3.2                    3.34
 5/29/98                             3.07                   3.21
 6/30/98                             2.96                   3.1
 7/31/98                             2.9                    3.04
 8/31/98                             2.77                   2.91
 9/30/98                             3.11                   3.24
10/30/98                             2.64                   2.77

[end line chart]

      Shares of the Galaxy Connecticut Municipal Money Market Fund had a total return of 2.87%, versus 2.86% for the retail shares of other Connecticut tax-exempt money market funds tracked by Lipper. Shares of the Galaxy Massachusetts Municipal Money Market Fund had a total return of 2.86%, versus 2.85% for the retail shares of other Massachusetts tax-exempt money market funds reporting performances to Lipper.

      As of October 31, 1998, the average maturity of the Tax-Exempt Fund was 42 days, and the average maturities of the Connecticut and Massachusetts Municipal Money Market Funds were 67 days and 51 days, respectively.

Watching Supply and Demand

      In the final months of 1997 we emphasized investments with strong liquidity to meet traditional year-end outflows of cash. At the same time, we continuously added longer-term investments that would mature after January of 1998 -- when historically strong demand puts downward pressure on the yields of short-term tax-exempt securities.

      Demand remained strong after January, while supplies of tax-exempt money market instruments were relatively tight -- making

[line chart]

Galaxy Connecticut Municipal
Money Market Fund
7-Day Average Yield

November 1, 1997
October 31, 1998


Connecticut Municipal Money Market Fund

    11/30/97       3.12
    12/31/97          3
     1/31/98       2.87
     2/29/98       2.77
     3/31/98       2.97
     4/30/98       3.36
     5/29/98        3.1
     6/30/98       2.91
     7/31/98       2.87
     8/31/98       2.66
     9/30/98       3.12
    10/30/98       2.58





[end line chart]

-----------------
PORTFOLIO REVIEWS
-----------------

[start pie chart]

Galaxy
Connecticut Municipal
Money Market Fund

Distribution of Total Net Assets
as of October 31, 1998

Connecticut 61%

South 15%

Puerto Rico 11%

Pacific 7%

Mountain 5%

North Central,
Other Territories,
Cash Equivalents
& Net Other Assets
& Liabilities 1%

[end pie chart]

the yields of these securities less attractive. At this point we increased investments in variable-rate instruments, whose rates reset weekly instead of daily. This added income while reducing daily yield fluctuations.

      As investors sold tax-exempt instruments to pay taxes in April, the yields for these issues became more attractive. With a significant portion of the Funds in variable-rate instruments, we were able to capture higher yields in many cases. We were also able to seize yield opportunities that arose in June, when a seasonal increase in new issues pushed supplies of tax-exempt instruments higher.

      When short-term interest rates fell in the final months of the period, the Funds enjoyed strong yields from the longer-maturity issues we had bought in June. We maintained our investments in weekly and daily maturities -- which were available in ample supply.

      Throughout the period we stressed issues with good liquidity and strong credit quality. Given the economic turmoil abroad, we remained focused on investments backed by strong financial firms.

[start pie chart]

Galaxy Massachusetts Municipal
Money Market Fund

Distribution of Total Net Assets as of
October 31, 1998

Massachusetts 72%

South 13%

Other Territories 11%

North Central 3%

Cash Equivalents &
Net Other Assets
& Liabilities 1%

[end pie chart]

Focus on Value

      We expect to maintain these emphases in the months ahead. With the recent uptick in yields for Treasury securities, yields for tax-exempt issues have become slightly less attractive. In this environment we will continue to look for issues offering good value -- which may include general obligation securities and tax-exempt notes with short maturities. Given the expected increase in demand that should put downward pressure on yields in January, we are again purchasing issues that mature after that time.

Karen Arneil has managed the Galaxy Tax-Exempt Fund, the Galaxy Connecticut Municipal Money Market Fund and the Galaxy Massachusetts Municipal Money Market Fund since September 1996. She has managed money market investments since 1993.

[start line chart]

Galaxy Massachusetts Municipal
Money Market Fund
7-Day Average Yield

November 1, 1997
October 31, 1998


Mass. Municipal Money Market Fund

    11/30/97       3.09
    12/31/97       2.96
     1/31/98       2.83
     2/28/98       2.72
     3/31/98       2.87
     4/30/98       3.33
     5/29/98       3.07
     6/30/98        2.9
     7/31/98       2.92
     8/31/98       2.68
     9/30/98       3.16
    10/30/98       2.61



[end line chart]
--------------------------------------------------------------------------------
Past performance is no guarantee of future results. Investment returns and principal values will vary with market conditions so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Investment Advisor is presently waiving fees and/or reimbursing expenses and may revise or discontinue such practice at any time. Without such waivers and/or reimbursements, performance would be lower. Total return figures in this report include changes in share price, reinvestment of dividends and capital gains distributions and exclude the deduction of any contingent deferred sales charge unless otherwise indicated. Retail B Shares are subject to a 5.00% contingent deferred sales charge if shares are redeemed within the first year. The charge decreases to 4.00%, 3.00%, 3.00%, 2.00% and 1.00% for redemptions made during the second through sixth years, respectively. Retail B Shares automatically convert to Retail A Shares after six years. There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

-----------
SHAREHOLDER
 SERVICES
-----------

[start sidebar]

"A well-balanced
asset allocation
plan may help to
control your risk
while pursuing your
goals."

[end sidebar]

AUTOMATIC INVESTMENT PROGRAM

The Golden Rule of investing is "pay yourself first." That is easy to do with Galaxy's Automatic Investment Program. For as little as $50 per month deducted directly from your checking, savings, or bank money market account, you can consistently and conveniently add to your Galaxy investment. When you establish an Automatic Investment Program, the $2,500 initial investment requirement for Galaxy is waived. Of course, such a program does not assure a profit and does not protect against loss in a declining market.

DIVERSIFICATION

A fundamental investment practice is "diversification." A well-balanced asset allocation plan may help to control your risk while pursuing your goals. Many mutual funds offer a low-cost way to diversify your investments while you benefit from professional management. Galaxy's comprehensive array of investment choices can be used in combination to match the needs of nearly everyone.

EXCHANGE PRIVILEGES

As your investment needs change, you can conveniently exchange your shares in one fund for shares in another fund within the same share class.

QUARTERLY MAGAZINE

Service also means giving you the practical information you need in language you can understand to make smart investment decisions. The quarterly magazine, Galaxy Observer, brings news, strategies and simple, straight-forward explanations of investment basics and terminology.

CONSOLIDATED STATEMENTS

Timely, comprehensive mutual fund account statements offer detailed information on your individual account. If you have a Fleet One, Fleet Gold or a Fleet Private Banking Account, your Galaxy Fund information can be added to these statements.

24-HOUR ACCESS TO REGISTERED
REPRESENTATIVES

24 hours a day, seven days a week, 365 days a year, we are ready and available to help. Our toll-free telephone lines offer round-the-clock access to Fund information and services. Call 1-877-BUY-GALAXY (289-4252) for information on initial purchases and current performance.

CUSTOMER SERVICE

Quality customer service is only a phone call away. Call 1-877-BUYGALAXY (289-4252) between 8 a.m. and 6 p.m. to arrange bank wires, or to make telephone exchanges and redemptions.

--------------------------------------------------------------------------------
Certain shareholder services may not be available to Trust Share investors. Please consult the Fund Prospectus.

* Shares of the Funds are distributed through First Data Distributors, Inc., member NASD and SIPC. Investment Specialists are registered representatives of FIS Securities, Inc., Fleet Enterprises Inc. or Quick & Reilly Inc., members NASD and SIPC.

[start sidebar]

                 TRUSTEES
               AND OFFICERS

            Dwight E. Vicks, Jr.
            Chairman and Trustee

               John T. O'Neill
            President, Treasurer
                and Trustee

             Louis DeThomasis,
              F.S.C., Ph.D.
                  Trustee

             Donald B. Miller
                  Trustee

               James M. Seed
                  Trustee

            Bradford S. Wellman
                  Trustee

                 W. Bruce
            McConnel, III, Esq.
                 Secretary

               Jylanne Dunne
             Vice President &
            Assistant Treasurer

             William Greilich
              Vice President

            INVESTMENT ADVISOR

             Fleet Investment
               Advisors Inc.
              75 State Street
                Boston, MA
                   02109

              DISTRIBUTOR

              First Data
            Distributors, Inc.
            4400 Computer Drive
               Westborough,
          Massachusetts 01581-5108

              ADMINISTRATOR

First Data Investor Services Group, Inc.
           4400 Computer Drive
              Westborough,
        Massachusetts 01581-5108

[end sidebar]

This report is submitted for the general information of shareholders of The Galaxy Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Fund, which contains more information concerning the Fund's investment policies, as well as fees and expenses and other pertinent information. Read the prospectus carefully before you invest.

Shares of the Funds are not bank deposits or obligations of, or guaranteed or endorsed by, Fleet Financial Group, Inc. or any of its affiliates, Fleet Investment Advisors Inc., or any Fleet bank. Shares of the Funds are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. Investment return and principal value will vary as a result of market conditions or other factors so that shares of the Funds, when redeemed, may be worth more or less than their original cost. An investment in the Funds involves investment risks, including the possible loss of principal amount invested. There is no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

                                [Recycle symbol]

                   This report was printed on recycled paper.

---------------    Money Market Fund
THE GALAXY FUND    PORTFOLIO OF INVESTMENTS
---------------    October 31, 1998

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 49.51%

                  Federal Home Loan
                  Mortgage Corporation - 29.42%

$   70,000,000    5.12%, 11/09/98 (A) ............ $  69,920,433
    80,000,000    5.40%, 11/10/98 (A) ............    79,891,900
     7,157,000    5.06%, 11/12/98 (A) ............     7,145,934
    50,000,000    5.35%, 11/24/98 (A) ............    49,829,097
    41,910,000    5.33%, 11/25/98 (A) ............    41,761,147
    25,000,000    5.12%, 11/30/98 (A) ............    24,896,889
    90,000,000    5.06%, 12/02/98 (A) ............    89,607,850
    44,792,000    5.07%, 12/08/98 (A) ............    44,558,596
    36,500,000    5.30%, 12/09/98 (A) ............    36,295,803
    40,000,000    5.28%, 12/17/98 (A) ............    39,730,133
    36,684,000    4.77%, 12/18/98 (A) ............    36,455,550
    23,100,000    4.76%, 12/21/98 (A) ............    22,947,283
    40,000,000    4.76%, 12/23/98 (A) ............    39,724,978
    50,000,000    5.04%, 12/30/98 (A) ............    49,587,000
    50,000,000    5.16%, 01/22/99 (A) ............    49,459,027
    50,000,000    5.18%, 02/02/99 (A) ............    49,330,917
    35,000,000    5.22%, 02/03/99 (A) ............    34,522,950
    60,400,000    4.79%, 02/05/99 (A) ............    59,628,011
    50,000,000    4.92%, 02/09/99 (A) ............    49,316,667
    28,602,000    4.70%, 02/24/99 (A) ............    28,172,573
    40,000,000    5.61%, 03/12/99 ................    40,033,009
    59,800,000    4.96%, 03/26/99 (A) ............    58,606,505
                                                   -------------
                                                   1,001,422,252
                                                   -------------

                  Federal Home Loan Bank - 10.36%

    25,000,000    5.13%, 11/04/98 (A) ............    24,989,313
    50,000,000    4.78%, 11/20/98 (A) ............    49,873,861
    50,000,000    5.05%, 12/04/98 (A) ............    49,768,542
    25,000,000    5.07%, 12/09/98 (A) ............    24,866,208
    35,000,000    5.05%, 12/11/98 (A) ............    34,803,611
    30,000,000    4.74%, 12/23/98 (A) ............    29,794,600
    25,000,000    4.75%, 12/28/98 (A) ............    24,811,979
    25,000,000    4.75%, 01/15/99 (A) ............    24,752,604
    35,000,000    4.92%, 02/12/99 (A) ............    34,507,317
    40,000,000    4.66%, 02/19/99 (A) ............    39,430,444
    15,000,000    5.56%, 08/04/99 ................    14,994,215
                                                   -------------
                                                     352,592,694
                                                   -------------

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  Federal National
                  Mortgage Association - 9.73%

$   50,000,000    5.42%, 11/06/98 (A) ............ $  49,962,361
    10,000,000    5.14%, 11/09/98 (A) ............     9,988,578
    25,000,000    5.15%, 11/10/98 (A) ............    24,967,813
    40,000,000    5.43%, 11/13/98 (A) ............    39,927,600
    30,000,000    5.06%, 12/07/98 (A) ............    29,848,200
    30,000,000    5.33%, 12/09/98 (A) ............    29,831,217
    20,000,000    7.05%, 12/10/98 ................    20,036,521
    40,000,000    4.80%, 02/01/99 (A) ............    39,509,333
    30,000,000    4.98%, 02/02/99 (A) ............    29,614,050
    22,745,000    4.63%, 03/04/99 (A) ............    22,385,193
    35,000,000    5.42%, 05/14/99 MTN (B) ........    34,984,467
                                                   -------------
                                                     331,055,333
                                                   -------------
                  Total U.S. Government and
                  Agency Obligations ............. 1,685,070,279
                  (Cost $1,685,070,279)            -------------

COMMERCIAL PAPER (A) - 33.13%

                  Finance - 17.56%

    30,000,000    American Express Credit Corp.
                  5.21%, 11/02/98 ................    29,995,658
    35,000,000    American Express Credit Corp.
                  5.39%, 11/30/98 ................    34,848,032
    75,000,000    Associates Corp. of North America
                  5.50%, 11/02/98 ................    74,988,542
    31,000,000    Caterpillar Financial Services Corp.
                  5.45%, 11/04/98 ................    30,985,921
    32,500,000    Diageo Capital PLC
                  5.40%, 11/16/98 (C) ............    32,426,875
    15,000,000    Ford Motor Credit Co.
                  5.50%, 11/05/98 ................    14,990,833
    40,000,000    Ford Motor Credit Co.
                  5.05%, 12/01/98 ................    39,831,667
    45,000,000    Ford Motor Credit Co.
                  5.40%, 12/11/98 ................    44,730,000
    40,000,000    General Electric Capital Corp.
                  5.37%, 11/05/98 ................    39,976,134
    30,000,000    General Electric Capital Corp.
                  5.06%, 11/18/98 ................    29,928,317
    30,000,000    General Electric Capital Corp.
                  5.48%, 11/23/98 ................    29,899,533

                       See Notes to Financial Statements.

---------------    Money Market Fund
THE GALAXY FUND    PORTFOLIO OF INVESTMENTS (continued)
---------------    October 31, 1998

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  Finance (continued)

$   40,000,000    General Motors Corp.
                  5.10%, 11/06/98 ................ $  39,971,667
    47,000,000    General Re Corp.
                  5.48%, 11/24/98 ................    46,835,493
    23,350,000    General Re Corp.
                  5.40%, 12/11/98 ................    23,209,900
    31,100,000    National Rural Utilities
                  Cooperative Finance Corp.
                  5.03%, 12/08/98 ................    30,939,222
    30,000,000    National Rural Utilities
                  Cooperative Finance Corp.
                  5.33%, 12/10/98 ................    29,826,775
    24,500,000    USAA Capital Corp.
                  5.27%, 01/06/99 ................    24,263,289
                                                   -------------
                                                     597,647,858
                                                   -------------

                  Consumer Staples - 8.74%

    43,560,000    Abbott Laboratories
                  5.25%, 11/13/98 ................    43,483,770
    20,000,000    Abbott Laboratories
                  5.02%, 11/18/98 ................    19,952,589
    21,000,000    Abbott Laboratories
                  5.02%, 11/19/98 ................    20,947,290
    49,800,000    Colgate Palmolive Co.
                  5.40%, 11/24/98 (C) ............    49,628,190
    60,000,000    Gillette Co.
                  5.62%, 11/02/98 (C) ............    59,990,633
    13,000,000    Kellogg Co.
                  5.40%, 11/17/98 ................    12,968,800
    17,000,000    Pepsi Co, Inc.
                  5.00%, 11/10/98 ................    16,978,750
    22,000,000    Pepsi Co,Inc.
                  5.05%, 11/17/98 ................    21,950,622
    38,000,000    Procter & Gamble Co.
                  5.45%, 12/18/98 ................    37,729,619
    14,000,000    Procter & Gamble Co.
                  5.30%, 12/31/98 ................    13,876,333
                                                   -------------
                                                     297,506,596
                                                   -------------

                  Technology - 3.02%

    28,033,000    Lucent Technologies, Inc.
                  5.03%, 11/20/98 ................    27,958,580
    50,000,000    Lucent Technologies, Inc.
                  5.07%, 12/03/98 ................    49,774,667
    25,000,000    Xerox Corp.
                  5.24%, 11/06/98 ................    24,981,806
                                                   -------------
                                                     102,715,053
                                                   -------------

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  Chemicals and Drugs - 2.64%

    40,000,000    duPont (E.I.) deNemours & Co.
                  5.46%, 11/04/98 ................    39,981,800
    50,000,000    Pfizer, Inc.
                  5.02%, 11/23/98 (C) ............    49,846,611
                                                   -------------
                                                      89,828,411
                                                   -------------

                  Basic Materials - 1.17%

    40,000,000    Minnesota Mining & Manufacturing Co.
                  5.47%, 11/19/98 ................    39,890,600
                                                   -------------
                  Total Commercial Paper ......... 1,127,588,518
                  (Cost $1,127,588,518)            -------------

CORPORATE NOTES AND BONDS - 6.97%

                  Banking - 5.07%

$   40,000,000    BankBoston, NA
                  5.58%, 11/17/98 ................ $  40,000,000
    50,000,000    Bank One Wisconsin, Bank Note
                  5.55%, 02/26/99 ................    49,969,362
    25,000,000    NationsBank, Bank Note
                  5.60%, 12/18/98(B) .............    25,005,378
    50,000,000    PNC Bank NA, Bank Note
                  5.25%, 07/02/99(B) .............    49,976,208
     7,500,000    PNC Bank NA, Bank Note
                  5.28%, 08/16/99(B) .............     7,495,636
                                                   -------------
                                                     172,446,584
                                                   -------------

                  Finance - 1.17%

    40,000,000    Deere (John) Capital Corp., MTN
                  5.56%, 02/09/99 (B) ............    39,993,425
                                                   -------------

                  Utilities - 0.73%

    25,000,000    National Rural Utilities
                  Cooperative, MTN
                  5.61%, 09/21/99 (B) ............    25,000,000
                                                   -------------
                  Total Corporate Notes and Bonds    237,440,009
                  (Cost $237,440,009)              -------------

CERTIFICATES OF DEPOSIT - 2.20%

    50,000,000    Harris Trust and Savings Bank
                  5.45%, 11/16/98 ................    50,000,000
    25,000,000    PNC Bank, NA
                  5.09%, 07/27/99 (B) ............    24,986,233
                                                   -------------
                  Total Certificates of Deposit ..    74,986,233
                  (Cost $74,986,233)               -------------

                       See Notes to Financial Statements.

---------------    Money Market Fund
THE GALAXY FUND    PORTFOLIO OF INVESTMENTS (continued)
---------------    October 31, 1998

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
REPURCHASE AGREEMENTS - 8.79%

$  150,000,000    Repurchase Agreement with:
                  HSBC Securities, Inc.
                  5.40%, 11/02/98, dated 10/30/98
                  Repurchase Price $150,067,500
                   (Collateralized by U.S. Treasury Notes
                  5.50%, Due 2000, 6.13%, Due 2001;
                  Total Par $145,425,000;
                  Market Value $153,004,574) ..... $ 150,000,000
   149,085,000    Repurchase Agreement with:
                  Goldman Sachs & Co.
                  5.38%, 11/02/98, dated 10/30/98
                  Repurchase Price $149,151,840
                  (Collateralized by U.S. Treasury
                  Notes and Bonds; 5.38%, Due 2001,
                  8.13%, Due 2021;
                  Total Par $133,921,000;
                  Market Value $152,067,216) .....   149,085,000
                                                   -------------
                  Total Repurchase Agreements ....   299,085,000
                  (Cost $299,085,000)              -------------

Total Investments - 100.60% ...................... 3,424,170,039
(Cost $3,424,170,039)*                             -------------

Net Other Assets and Liabilities - (0.60)% .......   (20,450,820)
                                                   -------------
Net Assets - 100.00% .............................$3,403,719,219
                                                   =============

--------------------------------------------------------------------------------
*    Aggregate cost for federal tax purposes.

(A)  Discount yield at time of purchase.

(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at October 31,1998.

(C) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in an exempt transaction to qualified institutional buyers. At October 31,1998, these securities amounted to $191,892,309 or 5.60% of net assets.

MTN  Medium Term Note

                       See Notes to Financial Statements.

---------------  Government Fund
THE GALAXY FUND  PORTFOLIO OF INVESTMENTS
---------------  October 31, 1998

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 80.19%

                  Federal National
                  Mortgage Association - 28.48%

$   41,015,000    5.38%, 11/04/98 (A) ............ $  40,996,612
    38,350,000    4.67%, 11/09/98 MTN (B) ........    38,349,989
    15,000,000    5.15%, 11/10/98 (A) ............    14,980,688
    23,000,000    5.06%, 12/07/98 (A) ............    22,883,620
    15,000,000    7.05%, 12/10/98 ................    15,031,331
    31,000,000    5.30%, 12/11/98 (A) ............    30,817,444
    14,468,000    5.28%, 12/15/98 (A) ............    14,374,633
    25,000,000    5.28%, 12/18/98 (A) ............    24,827,667
    20,000,000    4.80%, 02/01/99 (A) ............    19,754,667
    25,000,000    4.98%, 02/02/99 (A) ............    24,678,375
    30,000,000    5.16%, 02/11/99 (A) ............    29,561,400
    30,000,000    5.42%, 05/14/99 MTN (B) ........    29,986,686
                                                   -------------
                                                     306,243,112
                                                   -------------

                  Federal Home Loan
                  Mortgage Corporation (A) - 25.17%

    62,477,000    5.38%, 11/05/98 ................    62,439,625
    18,810,000    5.41%, 11/06/98 ................    18,795,866
    25,000,000    5.13%, 11/12/98 ................    24,960,851
    30,000,000    5.36%, 11/16/98 ................    29,933,000
    39,940,000    5.40%, 11/19/98 ................    39,832,162
    25,000,000    5.35%, 11/24/98 ................    24,914,549
    25,000,000    5.11%, 11/30/98 ................    24,897,090
    11,000,000    5.06%, 12/02/98 ................    10,952,071
    19,269,000    4.76%, 12/23/98 ................    19,136,515
    15,000,000    5.22%, 02/03/99 ................    14,795,550
                                                   -------------
                                                     270,657,279
                                                   -------------

                  Federal Home Loan Bank - 19.10%

    35,000,000    5.08%, 11/12/98 (A) ............    34,945,672
    25,000,000    5.11%, 11/27/98 (A) ............    24,907,736
    30,000,000    4.90%, 12/08/98 (A) ............    29,848,916
    65,000,000    5.06%, 12/09/98 (A) ............    64,652,881
    26,455,000    4.66%, 02/19/99 (A) ............    26,078,310
    25,000,000    5.23%, 09/08/99 (B) ............    24,989,349
                                                   -------------
                                                     205,422,864
                                                   -------------

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  Federal Farm Credit Bank - 5.58%

$   25,000,000    5.50%, 11/02/98 ................ $  24,999,955
    20,000,000    5.70%, 11/03/98 ................    19,999,990
    15,000,000    5.09%, 11/25/98 (A) ............    14,949,100
                                                   -------------
                                                      59,949,045
                                                   -------------

                  Student Loan
                  Marketing Association - 1.86%

    20,000,000    4.65%, 11/25/98 MTN (B) ........    20,000,000
                                                   -------------
                  Total U.S. Government
                  and Agency Obligations .........   862,272,300
                  (Cost $862,272,300)              -------------

REPURCHASE AGREEMENT - 16.43%

   176,649,000    Repurchase Agreement with:
                  HSBC Securities, Inc.
                  5.40%, 11/02/98, dated 10/30/98
                  Repurchase Price $176,728,492
                  (Collateralized by U.S. Treasury
                  Notes and Bonds 5.63%, Due 1999,
                  7.75%, Due 2001, 7.88%, Due 2004
                  9.13%, Due 2018;
                  Total Par $151,092,000
                  Market Value $180,184,245) .....   176,649,000
                                                   -------------
                  Total Repurchase Agreement .....   176,649,000
                  (Cost $176,649,000)              -------------

Total Investments - 96.62% ....................... 1,038,921,300
(Cost $1,038,921,300)*                             -------------

Net Other Assets and Liabilities - 3.38% .........    36,353,638
                                                   -------------
Net Assets - 100.00% .............................$1,075,274,938
                                                   =============

--------------------------------------------------------------------------------
*    Aggregate cost for federal tax purposes.

(A)  Discount yield at time of purchase.

(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at October 31, 1998.

MTN  Medium Term Note

                       See Notes to Financial Statements.

---------------   Tax-Exempt Fund
THE GALAXY FUND   PORTFOLIO OF INVESTMENTS
---------------   October 31, 1998

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
MUNICIPAL SECURITIES - 97.99%

                  Alabama - 2.22%

$    6,000,000    Chatom, Industrial Development
                  Board, PCR Alabama Electric
                  Cooperative
                  3.25%, 11/23/98
                  Guaranteed: National Rural
                  Utilities CFC .................. $   6,000,000
     1,000,000    Phoenix County Industrial
                  Development Board
                  Environmental Improvements
                  Revenue Georgia Kraft Project
                  3.70%, 12/01/15 (A)
                  LOC: Deutsche Bank AG ..........     1,000,000
     1,700,000    Stevenson Industrial
                  Development Board
                  Environmental Improvements
                  Revenue Mead Corp Project
                  3.60%, 11/01/16 (A)
                  LOC: Credit Suisse First Boston      1,700,000
                                                   -------------
                                                       8,700,000
                                                   -------------

                  Alaska - 1.56%

     2,600,000    Valdez Marine Terminal Revenue
                  Exxon Pipeline Co. Project,
                  Series A 3.70%, 12/01/33 (A)
                  Guaranteed: Exxon Corp. ........     2,600,000
     3,500,000    Valdez Marine Terminal Revenue
                  Exxon Pipeline Co. Project,
                  Series B 3.70%, 12/01/33 (A)
                  Guaranteed: Exxon Corp. ........     3,500,000
                                                   -------------
                                                       6,100,000
                                                   -------------

                  Arizona - 0.72%

     2,800,000    Maricopa County, PCR
                  Arizona Public Service Co.,
                  Series F 3.70%, 05/01/29 (A)
                  LOC: Bank of America NT & SA ...     2,800,000
                                                   -------------

                  Arkansas - 1.76%

     5,700,000    Crossett PCR
                  Georgia Pacific Corp. Project
                  3.00%, 10/01/07 (A)
                  LOC: Toronto Dominion Bank .....     5,700,000
     1,200,000    Pulaski County, PCR
                  Minnesota Mining & Manufacturing
                  3.15%, 08/01/22 (A)
                  Guaranteed: Minnesota
                  Mining & Manufacturing .........     1,200,000
                                                   -------------
                                                       6,900,000
                                                   -------------

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  Colorado - 3.12%

$    2,935,000    Colorado HFA
                  Boulder Community Hospital,
                  Series B
                  3.00%, 10/01/14 (A)
                  Insured: MBIA
                  SPA: Rabobank Nederland NV ..... $   2,935,000
     2,265,000    Colorado HFA
                  Boulder Community Hospital,
                  Series C
                  3.00%, 10/01/14 (A)
                  Insured: MBIA
                  SPA: Rabobank Nederland NV .....     2,265,000
     7,000,000    Moffat County, PCR
                  UTE Electric Co.
                  3.20%, 07/01/10 (A)
                  Insured: AMBAC
                  SPA: Societe Generale ..........     7,000,000
                                                   -------------
                                                      12,200,000
                                                   -------------

                  Connecticut - 0.26%

     1,000,000    Connecticut State Special
                  Assessment Unemployment
                  Compensation Advisory Fund,
                  Series C 3.60%, 11/15/01 (A)
                  Insured: FGIC
                  SPA: FGIC - SPI ................     1,000,000
                                                   -------------

                  Delaware - 1.02%

     4,000,000    Delaware State Economic
                  Development, IDR
                  W. L. Gore & Associates, Barksdale
                  3.50%, 11/17/98
                  LOC: Morgan Guaranty Trust Co. .     4,000,000
                                                   -------------

                  Florida - 3.68%

    10,000,000    Putnam County Development
                  Authority PCR, Seminole Electric
                  Cooperative, Series D
                  3.65%, 12/15/09 (A)
                  Guaranteed: National Rural
                  Utilities CFC ..................    10,000,000
     4,400,000    West Orange Memorial Hospital
                  Tax District, Revenue Updates
                  Series A-2
                  3.50%, 11/18/98
                  LOC: Rabobank Nederland NV .....     4,400,000
                                                   -------------
                                                      14,400,000
                                                   -------------

                       See Notes to Financial Statements.

---------------   Tax-Exempt Fund
THE GALAXY FUND   PORTFOLIO OF INVESTMENTS (continued)
---------------   October 31, 1998

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  Georgia - 4.98%

$    8,600,000    Burke County Development Authority
                  PCR, Oglethorpe Power Corp.
                  Series A
                  3.05%, 01/01/16 (A)
                  Insured: FGIC
                  SPA: Canadian Imperial
                  Bank of Commerce ............... $   8,600,000
     9,000,000    Municipal Electric Authority
                  Project One B
                  3.05%, 01/01/16 (A)
                  LOC: ABN-AMRO Bank N.V. ........     9,000,000
     1,900,000    Municipal Electric Authority
                  Project One - Series D
                  3.25%, 01/01/22 (A)
                  LOC: ABN-AMRO Bank N.V. ........     1,900,000
                                                   -------------
                                                      19,500,000
                                                   -------------

                  Illinois - 6.74%

     4,900,000    Chicago O'Hare International Airport
                  American Airlines, Series C
                  3.70%, 12/01/17(A)
                  LOC: Royal Bank of Canada ......     4,900,000
     5,000,000    Illinois Development Finance
                  Authority PCR, Illinois Power Co.
                  Project, Series A
                  3.10%, 11/01/28 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce ...............     5,000,000
     7,800,000    Illinois Educational Facilities
                  Authority 3.50%, 11/25/98
                  LOC: Northern Trust Co. ........     7,800,000
     2,600,000    Illinois HFA
                  Rush-Presbyterian Medical Center
                  Series B
                  3.30%, 11/13/98
                  LOC: Northern Trust Co. ........     2,600,000
     3,600,000    Joliet Regional Port District
                  Marine Terminal Revenue, Exxon
                  Project 3.70%, 10/01/24 (A)
                  Guaranteed: Exxon Corp. ........     3,600,000
     2,500,000    Northbrook IDR
                  Euromarket Designs, Inc.
                  3.05%, 07/01/02 (A)
                  LOC: Harris Trust & Savings Bank     2,500,000
                                                   -------------
                                                      26,400,000
                                                   -------------

                  Indiana - 1.49%

     3,840,000    Fort Wayne Hospital Authority
                  Parkview Memorial Hospital,
                  Series C 3.00%, 01/01/16 (A)
                  LOC: Bank of America NT & SA ...     3,840,000

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  Indiana (continued)

     2,000,000    Sullivan PCR
                  Hoosier - L5
                  3.50%, 12/15/98
                  Guaranteed: National Rural
                  Utilities CFC ..................     2,000,000
                                                   -------------
                                                       5,840,000
                                                   -------------
                  Kentucky - 3.90%

$   15,200,000    Kentucky Asset Liability Commission
                  General Fund Revenue, TRAN
                  Series A
                  4.50%, 06/25/99 ................ $  15,287,441
                                                   -------------

                  Louisiana - 3.82%

     1,800,000    Lake Charles Harbor &
                  Terminal District
                  Port Facilities Revenue
                  Citgo Petroleum Corp.
                  3.25%, 08/01/07 (A)
                  LOC: Westdeutsche Landesbank ...     1,800,000
     1,100,000    Lake Charles Harbor &
                  Terminal District
                  Revenue Updates
                  Reynolds Metals Co. Project
                  3.15%, 05/01/06 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce ...............     1,100,000
     1,000,000    Louisiana Public Facilities
                  Authority PCR, Ciba-Geigy Corp.
                  Project 3.05%, 12/01/04 (A)
                  LOC: UBS AG ....................     1,000,000
     1,060,000    Louisiana Public Facilities
                  Authority College & University
                  Equipment & Capital, Series A
                  3.15%, 09/01/10 (A)
                  Insured: FGIC
                  SPA: Societe Generale ..........     1,060,000
    10,000,000    St James Parish, PCR
                  Texaco Project, Series A
                  3.20%, 11/24/98
                  Guaranteed: Texaco, Inc. .......    10,000,000
                                                   -------------
                                                      14,960,000
                                                   -------------

                  Massachusetts - 2.61%

     3,260,000    Bedford, BAN, GO
                  3.90%,12/31/98 .................     3,261,414
     3,000,000    Massachusetts State Housing
                  Finance Multi-Family, Series A
                  2.90%, 12/01/25 (A)
                  LOC: GNMA
                  SPA: Republic National Bank NY .     3,000,000
     3,930,000    Massachusetts State Water
                  Polution Abatement Treatment
                  Series-A
                  4.25%, 08/01/99 ................     3,947,408
                                                   -------------
                                                      10,208,822
                                                   -------------

                       See Notes to Financial Statements.

---------------   Tax-Exempt Fund
THE GALAXY FUND   PORTFOLIO OF INVESTMENTS (continued)
---------------   October 31, 1998

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  Michigan - 2.50%

$    2,240,000    Michigan Municipal Bond
                  Authority Revenue, Series B-1
                  4.50%, 07/02/99 ................ $   2,253,244
     2,800,000    Michigan State Building Authority
                  3.30%, 02/09/9 LOC: Canadian
                  Imperial Bank of Commerce ......     2,800,000
       200,000    Michigan State Strategic Fund,
                  PCR Consumers Power Project
                  3.70%, 04/15/18 (A)
                  LOC: UBS AG ....................       200,000
     4,535,000    Michigan State University
                  Revenue, Series A-2
                  3.00%, 08/15/22 (A) ............     4,535,000
                                                   -------------
                                                       9,788,244
                                                   -------------

                  Missouri - 1.69%

       500,000    Jackson County, PCR
                  Chevron USA, Inc. Project
                  3.70%, 12/01/16 (A)
                  Guaranteed: Chevron Corp. ......       500,000
     6,100,000    Missouri State Environmental
                  Improvement and Energy Resource
                  Authority, PCR Union Electric Co.
                  Project, Series A
                  3.10%, 12/08/98
                  LOC: UBS AG ....................     6,100,000
                                                   -------------
                                                       6,600,000
                                                   -------------

                  Nevada - 0.51%

     2,000,000    Reno Hospital
                  St Mary's Regional Medical Center
                  Series B
                  3.65%, 05/15/23 (A)
                  Insured: MBIA
                  SPA: Rabobank Nederland NV .....     2,000,000
                                                   -------------

                  New Mexico - 2.92%

     3,900,000    Farmington PCR El Paso Electric
                  Co., Series B 3.20%, 11/01/13
                  (A)
                  LOC: Barclays Bank Plc .........     3,900,000
     7,500,000    New Mexico State, TRAN
                  4.25%, 06/30/99 ................     7,531,072
                                                   -------------
                                                      11,431,072
                                                   -------------

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  New York - 1.50%

$    1,900,000    Long Island Power Authority
                  New York Electric System Revenue,
                  Series 6
                  3.60%, 05/01/33 (A)
                  LOC: ABN-AMRO,
                  Morgan Guaranty Trust .......... $   1,900,000
     1,000,000    New York State Energy
                  Research & Development Authority
                  Niagra Mohawk Power Corp.,
                  Series C
                  3.70%, 12/01/25 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce ...............     1,000,000
     2,000,000    New York State Energy
                  Research & Development Authority
                  Orange & Rockland Project,
                  Series A 2.75%, 10/01/14 (A)
                  Insured: FGIC
                  LOC: Societe Generale ..........     2,000,000
       960,000    New York State
                  Housing Finance Agency
                  Hospital Special Surgery Staff,
                  Series A
                  2.90%, 11/01/10 (A)
                  LOC: Chase Manhattan Bank, N.A.        960,000
                                                   -------------
                                                       5,860,000
                                                   -------------

                  North Carolina - 2.63%

     3,200,000    North Carolina Eastern
                  Municipal Power Agency
                  Power System Revenue, Series B
                  3.35%, 11/17/98
                  LOC: Morgan Guaranty Trust Co.
                  and Union Bank of Switzerland ..     3,200,000
     7,100,000    North Carolina Educational
                  Facilities Finance Agency
                  Bowman Gray School Project
                  3.15%, 09/01/26 (A)
                  LOC: Wachovia Bank, N.A. .......     7,100,000
                                                   -------------
                                                      10,300,000
                                                   -------------

                       See Notes to Financial Statements.

---------------   Tax-Exempt Fund
THE GALAXY FUND   PORTFOLIO OF INVESTMENTS (continued)
---------------   October 31, 1998

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  Ohio - 1.97%

$    1,700,000    Evendale, IDR
                  SHV Real Estate, Inc.
                  3.00%, 09/01/15 (A)
                  LOC: ABN-AMRO Bank NV .......... $   1,700,000
     1,900,000    Ohio State
                  Air Quality Development Authority
                  Cincinnati Gas & Electric, Series A
                  3.70%, 09/01/30 (A)
                  LOC: ABN-AMRO Bank NV ..........     1,900,000
     1,000,000    Ohio State
                  Air Quality Development Authority
                  Environmental, Mead Corp.
                  3.60%, 10/01/01 (A)
                  LOC: Deutsche Bank AG ..........     1,000,000
     3,100,000    Toledo-Lucas County Port Authority
                  CSX Transportation, Inc. Project
                  3.50%, 11/10/98
                  LOC: Toronto Dominion Bank .....     3,100,000
                                                   -------------
                                                       7,700,000
                                                   -------------

                  Oregon - 0.82%

     3,200,000    Port Portland, PCR
                  Reynolds Metals Co.
                  3.65%, 12/01/09 (A)
                  LOC: Bank of Nova Scotia .......     3,200,000
                                                   -------------

                  Pennsylvania - 8.99%

     7,400,000    Allegheny County, HDA
                  Health Center Development, Inc.
                  Series B
                  3.15%, 11/30/98
                  LOC: PNC Bank, N.A. ............     7,400,000
     2,300,000    Allegheny County, HDA
                  Health Center Development, Inc.
                  Series B
                  3.05%, 02/05/99 LOC: PNC Bank,
                  N.A ............................     2,300,000
     2,000,000    Beaver County, IDA, PCR
                  Duquesne-Beaver Valley, Series A
                  3.05%, 08/01/20 (A)
                  LOC: Barclays Bank Plc .........     2,000,000
     4,800,000    Beaver County, IDA, PCR
                  Duquesne-Mansfield, Series B
                  3.05%, 08/01/09 (A)
                  LOC: Barclays Bank Plc .........     4,800,000
     6,300,000    Delaware County, IDA, PCR
                  Philadelphia Electric, Series A
                  3.30%, 02/10/99
                  Insured: FGIC ..................     6,300,000
     3,005,000    Delaware County, IDA
                  Resource Recovery Facility,
                  Series G 3.00%, 12/01/31 (A)
                  Guaranteed: General Electric
                  Capital Corp. ..................     3,005,000

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  Pennsylvania (continued)

$    6,900,000    Delaware Valley
                  Regional Finance Authority
                  Local Government Revenue, Series C
                  3.10%, 12/01/20 (A)
                  LOC: Credit Suisse First Boston  $   6,900,000
     2,500,000    Lehigh County
                  General Purpose Authority Revenue
                  Lehigh Valley Hospital, Series A
                  3.60%, 07/01/28 (A)
                  Insured: AMBAC
                  SPA: Chase Manhattan Bank, N.A.      2,500,000
                                                   -------------
                                                      35,205,000
                                                   -------------

                  South Carolina - 4.78%

     7,500,000    South Carolina Jobs
                  Economic Development Authority
                  St. Francis Hospital
                  3.65%, 07/01/22 (A)
                  LOC: Chase Manhattan Bank, N.A.      7,500,000
     1,200,000    South Carolina State
                  Capital Improvement, GO
                  5.50%, 04/01/99 ................     1,209,532
    10,000,000    Spartanburg County
                  Health Services District, Inc.
                  Hospital Revenue
                  3.05%, 04/15/23 (A)
                  LOC: MBIA
                  SPA: NationsBank N.A. ..........    10,000,000
                                                   -------------
                                                      18,709,532
                                                   -------------

                  Tennessee - 2.48%

     3,500,000    Knox County, Industrial
                  Development Board
                  Old Kingston Properties. Ltd.
                  3.70%, 12/01/14 (A)
                  Insured: FGIC
                  LOC: BankBoston N.A. ...........     3,500,000
     6,200,000    Metropolitan Nashville Airport
                  Authority Special Facilities
                  Revenue Series-A, American Airlines
                  Project 3.65%, 10/01/12 (A)
                  LOC: Credit Suisse First Boston      6,200,000
                                                   -------------
                                                       9,700,000
                                                   -------------

                  Texas - 19.18%

     4,000,000    Brazos River Authority, PCR Texas
                  Utilities, Series B 3.80%,
                  02/01/32 (A)
                  Insured: MBIA
                  SPA: Bank of New York ..........     4,000,000
     6,600,000    Guadalupe-Blanco River Authority
                  PCR, Central Power & Light Co.
                  Project 3.75%, 11/01/15 (A)
                  LOC: ABN-AMRO Bank NV ..........     6,600,000

                       See Notes to Financial Statements.

---------------   Tax-Exempt Fund
THE GALAXY FUND   PORTFOLIO OF INVESTMENTS (continued)
---------------   October 31, 1998

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  Texas (continued)

$    7,500,000    Gulf Coast Waste Disposal Authority
                  PCR, Exxon Project
                  3.15%, 12/09/98
                  Guaranteed: Exxon Corp. ........ $   7,500,000
     5,000,000    Gulf Coast Waste Disposal Authority
                  PCR, Amoco Oil Co. Project
                  3.70%, 10/01/17 (A)
                  Guaranteed: Amoco Oil Co. ......     5,000,000
     1,300,000    Harris County, HFDC
                  Texas Medical Center Project
                  3.75%, 02/15/22 (A)
                  Insured: MBIA
                  SPA: Texas Commerce Bank NA ....     1,300,000
    13,000,000    Harris County, IDC
                  Baytank Houston, Inc. Project
                  3.15%, 02/01/20 (A)
                  LOC: Rabobank Nederland ........    13,000,000
     2,500,000    Harris County, IDC, PCR
                  3.70%, 03/01/24 (A)
                  Guaranteed: Exxon Corp. ........     2,500,000
     5,000,000    Hockley County, IDC, PCR
                  Amoco Project, Standard Oil Co.
                  3.60%, 03/01/14 (A)
                  Guaranteed: Amoco Oil Co. ......     5,001,115
    10,300,000    Lower Neches Valley Authority
                  Chevron USA, Inc. Project
                  3.45%, 02/15/17 (A)
                  Guaranteed: Chevron Corp. ......    10,300,000
     2,600,000    North Central, HFDC, Hospital
                  Revenue Presbyterian Medical
                  Center Series C
                  3.65%, 12/01/15 (A)
                  Insured: MBIA
                  SPA: NationsBank ...............     2,600,000
     7,300,000    Plano HFDC, Hospital Revenue
                  Childrens & Presbyterian Hospital
                  3.35%, 11/19/98
                  Insured: MBIA
                  SPA: Texas Commerce Bank, N.A. .     7,300,000
    10,000,000    Sabine River Authority, PCR
                  Texas Utilities Project, Series A
                  3.75%, 03/01/26 (A)
                  Insured: AMBAC
                  SPA: Bank of New York ..........    10,000,000
                                                   -------------
                                                      75,101,115
                                                   -------------

                  Utah - 1.28%

     5,000,000    Utah State Highway, GO
                  3.10%, 02/11/99 SPA: Toronto
                  Dominion Bank ..................     5,000,000
                                                   -------------

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  Virgina - 0.33%

$    1,300,000    Peninsula Ports Authority Coal
                  Terminal Dominion Project
                  Series C
                  3.65%, 07/01/16 (A)
                  LOC: National Westminster Plc .. $   1,300,000
                                                   -------------

                  Washington - 4.35%

     6,750,000    Seattle Municipal Light &
                  Power Revenue
                  3.00%, 02/08/99
                  SPA: Morgan Guaranty Trust Co. .    6,750,000
     1,000,000    Snohomish County Public Utility
                  District No. 1, Electric Revenue
                  Generation System
                  3.05%, 01/01/25 (A)
                  Insured: MBIA
                  SPA: Bayerische Vereinsbank ....     1,000,000
     5,205,000    Washington State
                  Public Power Supply System
                  Nuclear Project No. 1 Revenue,
                  Series 1A-1
                  3.10%, 07/01/17 (A)
                  LOC: Bank of America NT & SA ...     5,205,000
     4,090,000    Washington State Public Power
                  Supply Nuclear Project No. 1
                  Revenue, Series 1A-3
                  3.00%, 07/01/17 (A)
                  LOC: Morgan Guaranty Trust Co...     4,090,000
                                                   -------------
                                                      17,045,000
                                                   -------------

                  Wyoming - 4.18%

     3,200,000    Converse County, PCR
                  Pacificorp Project
                  3.30%, 11/04/98
                  LOC: Deutsche Bank AG ..........     3,200,000
       600,000    Platte County, PCR
                  Tri-State G & T, Series A
                  3.75%, 07/01/14 (A)
                  LOC: Societe Generale ..........       600,000
     8,900,000    Sweetwater County, PCR
                  Pacificorp Project, Series A
                  3.20%, 11/20/98
                  LOC: UBS AG ....................     8,900,000
     2,200,000    Uinta County, PCR
                  3.70%, 04/01/10 (A)
                  Guaranteed: Chevron USA, Inc. ..     2,200,000
     1,500,000    Uinta County, PCR
                  3.70%, 12/01/22 (A)
                  Guaranteed: Chevron USA, Inc. ..     1,500,000
                                                   -------------
                                                      16,400,000
                                                   -------------
                  Total Municipal Securities .....   383,636,226
                  (Cost $383,636,226)              -------------

                       See Notes to Financial Statements.

---------------   Tax-Exempt Fund
THE GALAXY FUND   PORTFOLIO OF INVESTMENTS (continued)
---------------   October 31, 1998

                                                       Value
   Shares                                            (Note 2)
  ----------                                        ---------
INVESTMENT COMPANY - 0.12%

       485,312    Federated Tax-Free Obligations
                  Fund ........................... $     485,312
                                                   -------------
                  Total Investment Company .......       485,312
                  (Cost $485,312)                  -------------

Total Investments - 98.11% .......................   384,121,538
(Cost $384,121,538) *                              -------------


Net Other Assets and Liabilities - 1.89% .........     7,393,878
                                                   -------------
Net Assets - 100.00% ............................. $ 391,515,416
                                                   =============

--------------------------------------------------------------------------------
*    Aggregate cost for federal tax purposes

(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at October 31, 1998.

AMBAC American Municipal Bond Assurance Corp.

BAN  Bond Anticipation Notes

CFC  Cooperative Finance Corp.

FGIC Federal Guaranty Insurance Corp.

GNMA Government National Mortgage Association

GO   General Obligation

HDA  Health Development Authority

HFA  Health Facilities Authority

HFDC Health Facilities Development Corp.

IDA  Industrial Development Authority

IDR  Industrial Development Revenue

LOC  Letter of Credit

MBIA Municipal Bond Insurance Association

PCR  Polution Control Revenue

SPA  Stand-by Purchase Agreement

TRAN Tax and Revenue Anticipation Notes

                       See Notes to Financial Statements.

---------------   U.S. Treasury Fund
THE GALAXY FUND   PORTFOLIO OF INVESTMENTS
---------------   October 31, 1998

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 99.50%

                  U.S. Treasury Notes - 43.08%

$   35,000,000    5.13%, 11/30/98 ................ $  34,994,808
    70,000,000    5.63%, 11/30/98 ................    70,012,710
    20,000,000    5.13%, 12/31/98 ................    20,020,380
   100,000,000    5.75%, 12/31/98 ................   100,083,364
    40,000,000    5.88%, 01/31/99 ................    40,071,094
    65,000,000    6.38%, 01/15/99 ................    65,199,722
    75,000,000    6.25%, 03/31/99 ................    75,477,858
    20,000,000    6.38%, 04/30/99 ................    20,083,670
                                                   -------------
                                                     425,943,606
                                                   -------------

                  U.S. Treasury Bills (A) - 23.84%

     7,000,000    3.53%, 11/05/98 ................     6,997,255
    50,000,000    5.01%, 11/12/98 ................    49,923,413
    10,000,000    4.92%, 11/19/98 ................     9,975,375
    70,000,000    4.37%, 12/17/98 ................    69,609,447
    25,000,000    4.37%, 12/24/98 ................    24,839,160
    25,000,000    3.85%, 01/14/99 ................    24,802,410
    50,000,000    4.99%, 01/21/99 ................    49,551,125
                                                   -------------
                                                     235,698,185
                                                   -------------

                  Student Loan
                  Marketing Association - 18.55%

   158,380,000    5.42%, 11/02/98 (A) ............   158,356,155
    25,000,000    4.65%, 11/25/98 MTN (B) ........    25,000,000
                                                   -------------
                                                     183,356,155
                                                   -------------

                                                       Value
  Par Value                                          (Note 2)
  ----------                                        ---------
                  Federal Home Loan Bank - 7.07%

$   15,000,000    5.09%, 11/09/98 (A) ............ $  14,983,033
    10,000,000    5.08%, 11/12/98 (A) ............     9,984,478
    20,000,000    4.77%, 11/18/98 (A) ............    19,954,950
    25,000,000    5.23%, 09/08/99 (B) ............    24,989,349
                                                   -------------
                                                      69,911,810
                                                   -------------

                  Federal Farm Credit Bank - 6.96%

    25,000,000    5.50%, 11/02/98 ................    24,999,955
    29,000,000    4.75%, 11/23/98 (A) ............    28,915,819
    10,000,000    4.75%, 11/25/98 (A) ............     9,968,333
     5,000,000    5.02%, 12/07/98 (A) ............     4,974,900
                                                   -------------
                                                      68,859,007
                                                   -------------

Total Investments - 99.50% .......................   983,768,763
(Cost $983,768,763)*                               -------------

Net Other Assets and Liabilities - 0.50% .........     4,929,459
                                                   -------------
Net Assets - 100.00% ............................. $ 988,698,222
                                                   =============

--------------------------------------------------------------------------------
*    Aggregate cost for federal tax purposes

(A)  Discount yield at time of purchase

(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at October 31, 1998

MTN  Medium Term Note

                       See Notes to Financial Statements.

---------------   Connecticut Municipal Money Market Fund
THE GALAXY FUND   PORTFOLIO OF INVESTMENTS
---------------   October 31, 1998

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
MUNICIPAL SECURITIES - 104.47%

                  Alaska - 1.69%

$    2,800,000    Valdez Marine Terminal Revenue
                  Exxon Pipeline Co., Series B
                  3.70%, 12/01/33 (A)
                  Guaranteed: Exxon Corp. ........ $   2,800,000
                                                   -------------

                  Arizona - 1.03%

     1,700,000    Farmington, NM, PCR
                  Arizona Public Services Co.
                  Series B
                  3.70%, 09/01/24 (A)
                  LOC: Barclays Bank Plc .........     1,700,000
                                                   -------------

                  California - 2.36%

     2,000,000    Los Angeles Regional Airports
                  Improvement Corp.
                  Lease Revenue, Series D
                  LA International Airport
                  3.65%, 12/01/24 (A)
                  LOC: Wachovia Bank, N.A. .......     2,000,000
       600,000    Los Angeles Regional Airports
                  Improvement Corp.
                  Lease Revenue, Series F
                  LA International Airport
                  3.65%, 12/01/24 (A)
                  LOC: Wachovia Bank, N.A. .......       600,000
     1,300,000    Los Angeles Regional Airports
                  Improvement Corp.
                  Lease Revenue, Series G
                  LA International Airport
                  3.65%, 12/01/24 (A)
                  LOC: Wachovia Bank, N.A. .......     1,300,000
                                                   -------------
                                                       3,900,000
                                                   -------------

                  Connecticut - 61.24%

     7,355,000    Connecticut State
                  Series B, GO
                  2.80%, 05/15/14 (A)
                  SPA: Bayerische Landesbank GZ ..     7,355,000
     5,000,000    Connecticut State
                  Series C, GO
                  3.50%, 10/15/99 ................     5,033,700
     2,600,000    Connecticut State
                  Development Authority, PCR
                  Central Vermont Public Service
                  3.15%, 12/01/15 (A)
                  LOC: Toronto Dominion Bank .....     2,600,000

                                                       Value
  Par Value                                          (Note 2)
  ----------                                        ---------
                  Connecticut (continued)

$    1,300,000    Connecticut State
                  Development Authority
                  Conco Project
                  2.90%, 11/01/05 (A)
                  LOC: Bayerische Vereinsbank AG . $   1,300,000
     5,880,000    Connecticut State
                  Development Authority
                  Health Care Corp.
                  for Independent Living
                  2.75%, 07/01/15 (A)
                  LOC: Chase Manhattan Bank, N.A.      5,880,000
     1,540,000    Connecticut State HEFA
                  Charlotte Hungerford, Series C
                  3.15%, 07/01/13 (A)
                  LOC: BankBoston, N.A. ..........     1,540,000
     1,000,000    Connecticut State HEFA
                  Sharon Hospital Issue, Series A
                  3.15%, 07/01/27 (A)
                  LOC: BankBoston, N.A. ..........     1,000,000
     5,500,000    Connecticut State HEFA
                  Yale University
                  3.05%, 02/11/99 (A) ............     5,500,000
     1,190,000    Connecticut State HEFA
                  Yale University
                  3.05%, 02/19/99 (A) ............     1,190,000
     6,000,000    Connecticut State HEFA
                  Yale University, Series T-1
                  2.80%, 07/01/29 (A) ............     6,000,000
     6,200,000    Connecticut State
                  Housing Finance Authority
                  Housing Mortgage Finance Program
                  Series G
                  2.90%, 05/15/18 (A)
                  Insured: AMBAC
                  SPA: Morgan Guaranty ...........     6,200,000
     3,500,000    Connecticut State, IDA
                  Allen Group, Inc.
                  3.65%, 02/01/13 (A)
                  LOC: Bayerische Vereinsbank AG .     3,500,000
       900,000    Connecticut State, IDA
                  Trudy Corp., Series 1984
                  3.50%, 09/01/09 (A)
                  LOC: Citibank, N.A. ............       900,000
     6,000,000    Connecticut State Special
                  Assessment Unemployment
                  Compensation Advisory Fund,
                  Series C 3.60%, 11/15/01 (A)
                  Insured: FGIC
                  SPA: FGIC - SPI ................     6,000,000
     4,500,000    Connecticut State Special
                  Assessment Second Injury Fund
                  3.25%, 11/10/98
                  LOC: Credit Agricole/Credit
                  Communat de Belgique ...........     4,500,000

                       See Notes to Financial Statements.

---------------   Connecticut Municipal Money Market Fund
THE GALAXY FUND   PORTFOLIO OF INVESTMENTS (continued)
---------------   October 31, 1998

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  Connecticut (continued)

$    2,500,000    Connecticut State Special
                  Assessment Second Injury Fund
                  3.10%, 11/30/98
                  LOC: Credit Agricole/Credit
                  Communat de Belgique ........... $   2,500,000
     8,000,000    Connecticut State Special Tax
                  Obligation Revenue, Second Lien,
                  Transportation Infrastructure,
                  Series 1
                  3.05%, 12/01/10 (A)
                  LOC: Commerzbank AG ............     8,000,000
     4,550,000    Danbury, BAN, GO
                  3.75%, 02/08/99 ................     4,553,238
     1,387,000    Fairfield, BAN
                  Lot A ,GO
                  3.75%, 06/04/99 ................     1,387,942
     1,710,000    Glastonbury, BAN, GO
                  3.50%, 12/15/98 ................     1,710,544
     1,000,000    Hartford Redevelopment Agency
                  Multi-Family Mortgage Revenue
                  Underwood Tower Project
                  3.20%, 06/01/20 (A)
                  Insured: FSA
                  SPA: Barclays Bank of New York .     1,000,000
     1,505,000    Manchester, Temporary Notes,
                  Lot A 3.75%, 07/08/99 ..........     1,506,874
     3,665,000    New Canaan, BAN, GO
                  4.00%, 03/09/99 ................     3,671,831
     1,460,000    Norwalk, GO
                  4.30%, 01/15/99 ................     1,462,178
     7,000,000    Norwich, BAN, GO
                  3.00%, 11/04/99 ................     7,013,370
     5,925,000    Stamford, GO
                  4.50%, 07/15/99 ................     5,964,489
     1,477,000    Westport, BAN, GO
                  Lot B
                  3.90%, 06/25/99 ................     1,480,036
     2,400,000    Wilton, BAN, GO
                  3.75%, 07/20/99 ................     2,404,473
                                                   -------------
                                                     101,153,675
                                                   -------------

                  Idaho - 0.42%

       700,000    Power County, PCR
                  FMC Corp. Project
                  3.75%, 12/01/10 (A)
                  LOC: Wachovia Bank, N.A. .......       700,000
                                                   -------------

                  Illinois - 1.82%

     1,600,000    Chicago O'Hare International
                  Airport American Airlines,
                  Series C 3.70%, 12/01/17 (A)
                  LOC: Royal Bank of Canada ......     1,600,000

                                                       Value
  Par Value                                          (Note 2)
  ----------                                        ---------
                  Illinois (continued)

$    1,400,000    Joliet Regional Port District
                  Marine Terminal Revenue
                  Exxon Project
                  3.70%, 10/01/24 (A)
                  Guaranteed: Exxon Corp. ........ $   1,400,000
                                                   -------------
                                                       3,000,000
                                                   -------------

                  Indiana - 0.67%

     1,100,000    Princeton, PCR
                  PSI Energy, Inc. Project
                  3.75%, 03/01/19 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce ...............     1,100,000
                                                   -------------

                  Louisiana - 1.33%

     2,200,000    Louisiana State Offshore Terminal
                  Authority Deepwater Port Revenue,
                  1st Stage A Loop, Inc.
                  3.70%, 09/01/08 (A)
                  LOC: UBS AG ....................     2,200,000
                                                   -------------

                  Mississippi - 1.33%

     2,200,000    Jackson County, PCR
                  3.70%, 12/01/16 (A)
                  Guaranteed: Chevron, USA .......     2,200,000
                                                   -------------

                  Nevada - 2.24%

     3,700,000    Reno Nevada Hospital Saint Mary's
                  Regional, Series B 3.65%,
                  05/15/23 (A)
                  Insured: MBIA
                  SPA: Rabobank Nederland NV .....     3,700,000
                                                   -------------

                  New York - 0.73%

     1,200,000    New York State Energy Research
                  and Development Authority, PCR
                  New York State Electric & Gas
                  Series C
                  3.60%, 06/01/29 (A)
                  LOC: Morgan Guaranty ...........     1,200,000
                                                   -------------

                  Ohio - 0.85%

     1,400,000    Ohio State
                  Air Quality Development Authority
                  Cincinnati Gas & Electric,
                  Series A 3.70%, 09/01/30 (A)
                  LOC: ABN-AMRO Bank NV ..........     1,400,000
                                                   -------------

                       See Notes to Financial Statements.

---------------   Connecticut Municipal Money Market Fund
THE GALAXY FUND   PORTFOLIO OF INVESTMENTS (continued)
---------------   October 31, 1998

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  Oregon - 3.51%

$    5,800,000    Port Portland PCR
                  Reynolds Metals
                  3.65%, 12/01/09 (A)
                  LOC: Bank of Nova Scotia ....... $   5,800,000
                                                   -------------

                  Puerto Rico - 10.97%

     8,000,000    Puerto Rico Commonwealth
                  Government Development Bank
                  2.75%, 12/01/15 (A)
                  LOC: Credit Suisse First Boston      8,000,000
     7,400,000    Puerto Rico Commonwealth
                  Highway & Transportation
                  Authority Series A
                  2.60%, 07/01/28 (A)
                  Insured: AMBAC
                  SPA: Bank of Nova Scotia .......     7,400,000
     2,728,100    Puerto Rico Commonwealth
                  Highway & Transportation
                  Authority Series X
                  2.75%, 07/01/99 (A)
                  LOC: Union Bank of Switzerland .     2,728,100
                                                   -------------
                                                      18,128,100
                                                   -------------

                  South Carolina - 2.05%

     3,390,000    South Carolina Jobs Economic
                  Development Authority,
                  St. Francis Hospital
                  3.65%, 07/01/22 (A)
                  LOC: Chase Manhattan Bank, N.A.      3,390,000
                                                   -------------

                  Tennessee - 3.39%

     3,300,000    Metropolitan Nashville Airport
                  Authority Revenue, American
                  Airlines, Series A
                  3.65%, 10/01/12 (A)
                  LOC: Credit Suisse First Boston      3,300,000
     2,300,000    Metropolitan Nashville Airport
                  Authority Revenue, American
                  Airlines, Series B
                  3.65%, 10/01/12 (A)
                  LOC: Bayerische Landesbank GZ ..     2,300,000
                                                   -------------
                                                       5,600,000
                                                   -------------

                                                       Value
  Par Value                                          (Note 2)
  ----------                                        ---------
                  Texas - 6.96%

$    1,800,000    Grapevine Industrial Development
                  Corp. Revenue, American Airlines,
                  Series A4
                  3.65%, 12/01/24 (A)
                  LOC: Morgan Guaranty Trust ..... $   1,800,000
     4,000,000    Grapevine Industrial Development
                  Corp. Revenue, American Airlines,
                  Series B1
                  3.65%, 12/01/24 (A)
                  LOC: Morgan Guaranty Trust .....     4,000,000
     1,400,000    Lone Star Airport Improvement
                  Authority, American Airlines
                  Series A-1
                  3.65%, 12/01/14 (A)
                  LOC: Royal Bank of Canada ......     1,400,000
     1,000,000    Lone Star Airport Improvement
                  Authority, American Airlines
                  Series B-3
                  3.65%, 12/01/14 (A)
                  LOC: Royal Bank of Canada ......     1,000,000
     1,000,000    Lone Star Airport Improvement
                  Authority, American Airlines
                  Series B-4
                  3.65%, 12/01/14 (A)
                  LOC: Royal Bank of Canada ......     1,000,000
     2,300,000    North Central Texas Health
                  Facilities Development Corp,
                  Revenue Presbyterian Medical
                  Center Series D
                  3.65%, 12/01/15 (A)
                  Insured: MBIA
                  SPA: NationsBank ...............     2,300,000
                                                   -------------
                                                      11,500,000
                                                   -------------

                  Wyoming - 1.88%

     3,100,000    Uinta County PCR,
                  Chevron, USA, Inc. Project
                  3.70%, 08/15/20 (A)
                  Guaranteed: Chevron Corp. ......     3,100,000
                                                   -------------
                  Total Municipal Securities .....   172,571,775
                  (Cost $172,571,775)              -------------

                       See Notes to Financial Statements.

---------------   Connecticut Municipal Money Market Fund
THE GALAXY FUND   PORTFOLIO OF INVESTMENTS (continued)
---------------   October 31, 1998

                                                       Value
   Shares                                            (Note 2)
  ----------                                        ---------
INVESTMENT COMPANIES - 0.57%

       404,462    Dreyfus Connecticut
                  Municipal Money Market Fund ....       404,462
       544,070    Federated Municipal Trust
                  Connecticut Municipal Cash Trust       544,070
                                                   -------------
                  Total Investment Companies .....       948,532
                  (Cost $948,532)                  -------------

Total Investments - 105.04% ......................   173,520,307
(Cost $173,520,307)*                               -------------


Net Other Assets and Liabilities - (5.04)% .......    (8,334,680)
                                                   -------------
Net Assets - 100.00% ............................. $ 165,185,627
                                                   =============

--------------------------------------------------------------------------------
*    Aggregate cost for federal tax purposes

(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at October 31, 1998.

AMBAC American Municipal Bond Assurance Corp.

BAN   Bond Anticipation Notes

FGIC  Federal Guaranty Insurance Corp.

FSA   Financial Security Assurance Company

GO    General Obligation

HEFA  Health and Educational Facilities Authority

IDA   Industrial Development Authority

LOC   Letter of Credit

MBIA  Municipal Bond Insurance Association

PCR   Polution Control Revenue

SPA   Stand-by Purchase Agreement

                       See Notes to Financial Statements.

---------------   Massachusetts Municipal Money Market Fund
THE GALAXY FUND   PORTFOLIO OF INVESTMENTS
---------------   October 31, 1998

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
MUNICIPAL SECURITIES - 99.09%

                  Alaska - 3.91%

$    1,600,000    Valdez Alaska Marine Terminal
                  Exxon Pipeline Co., Project A
                  3.70%, 12/01/33 (A)
                  Guaranteed: Exxon Corp. ........ $   1,600,000
       900,000    Valdez Alaska Marine Terminal
                  Exxon Pipeline Co., Project B
                  3.70%, 12/01/33 (A)
                  Guaranteed: Exxon Corp. ........       900,000
     2,500,000    Valdez Alaska Marine Terminal
                  Exxon Pipeline Co., Project C
                  3.70%, 12/01/33 (A)
                  Guaranteed: Exxon Corp. ........     2,500,000
                                                   -------------
                                                       5,000,000
                                                   -------------

                  Louisiana - 1.95%

     1,400,000    Louisiana State Offshore Terminal
                  Authority Deepwater Port Revenue
                  Loop, Inc., 1st Stage
                  3.70%, 09/01/06 (A)
                  LOC: UBS AG ....................     1,400,000
     1,100,000    Louisiana State Offshore Terminal
                  Authority Deepwater Port Revenue
                  Loop, Inc., 1st Stage A
                  3.70%, 09/01/08 (A)
                  LOC: UBS AG ....................     1,100,000
                                                   -------------
                                                       2,500,000
                                                   -------------

                  Massachusetts - 72.52%

     2,500,000    Bedford, BAN, GO
                  3.90%, 12/31/98 ................     2,501,084
     1,450,000    Boston, GO, Series A
                  5.00%, 11/01/98
                  Insured: FGIC ..................     1,450,000
     2,400,000    Boston Water and Sewer Commission
                  General Purpose, Senior Series A
                  2.80%, 11/01/24 (A)
                  LOC: State Street ..............     2,400,000
     4,000,000    Brookline, BAN, GO
                  4.00%, 06/04/99 ................     4,006,338
     1,070,000    Cambridge, GO
                  4.30%, 08/01/99 ................     1,075,842
     1,925,000    Hanover, BAN, GO
                  3.25%, 10/28/99 ................     1,929,614
     3,300,000    Hopkinton, BAN, GO
                  4.00%, 08/03/99 ................     3,307,906
     1,145,000    Lexington, BAN, GO
                  3.75%, 04/15/99 ................     1,145,393
     2,900,000    Massachusetts Bay
                  Transportation Authority
                  General Transportation System
                  Series 1984-A
                  3.40%, 03/01/14 (A)
                  LOC: State Street ..............     2,900,000

                                                       Value
  Par Value                                           (Note 2)
  ----------                                        ---------
                  Massachusetts (continued)

$    2,500,000    Massachusetts Municipal
                  Wholesale Electric Co.
                  Power Supply System, Series C
                  2.95%, 07/01/19 (A)
                  Insured: MBIA
                  LOC: Credit Suisse First Boston  $   2,500,000
     5,000,000    Massachusetts State, GO
                  Series B
                  2.90%, 09/01/16 (A)
                  SPA: Toronto Dominion Bank .....     5,000,000
     3,500,000    Massachusetts State HEFA
                  Amherst College, Series F
                  2.95%, 11/01/26 (A) ............     3,500,000
     3,030,000    Massachusetts State HEFA Becker
                  College, Series A-1 3.20%,
                  07/01/28 (A)
                  LOC: BankBoston, NA ............     3,030,000
     4,000,000    Massachusetts State HEFA
                  Capital Asset Program, Series A
                  2.75%, 01/01/01 (A)
                  LOC: First National
                  Bank of Chicago ................     4,000,000
     1,800,000    Massachusetts State HEFA
                  Capital Asset Program, Series E
                  3.70%, 01/01/35 (A)
                  LOC: First National
                  Bank of Chicago ................     1,800,000
     2,000,000    Massachusetts State HEFA
                  Capital Asset Program, Series G-1
                  2.80%, 01/01/19 (A)
                  Insured: MBIA
                  SPA: Credit Suisse First Boston      2,000,000
     1,920,000    Massachusetts State HEFA
                  Dimock Community Health Center
                  Series A
                  3.40%, 03/01/15 (A)
                  LOC: BankBoston N.A. ...........     1,920,000
     3,000,000    Massachusetts State HEFA
                  Endicott College, Series B
                  4.10%, 10/01/18 (A)
                  LOC: BankBoston N.A. ...........     3,000,000
     2,500,000    Massachusetts State HEFA
                  Harvard University
                  3.00%, 08/01/17 (A) ............     2,500,000
     1,400,000    Massachusetts State HEFA
                  Harvard University, Series Q
                  3.00%, 02/01/16 (A) ............     1,400,000
     1,000,000    Massachusetts State HEFA
                  Harvard University, Series Q
                  3.00%, 09/01/40 (A) ............     1,000,000
     2,000,000    Massachusetts State HEFA
                  Newton Wellesley Hospital,
                  Series F 3.00%, 07/01/25 (A)
                  Insured: MBIA
                  SPA: Credit Suisse First Boston      2,000,000

                       See Notes to Financial Statements.

---------------   Massachusetts Municipal Money Market Fund
THE GALAXY FUND   PORTFOLIO OF INVESTMENTS (continued)
---------------   October 31, 1998

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  Massachusetts (continued)

$    2,000,000    Massachusetts State HEFA
                  Partners Healthcare System,
                  Series P-2 2.90%, 07/01/27 (A)
                  Insured: FSA
                  SPA: Morgan Guaranty
                  Bayerische Lundersbank ......... $   2,000,000
     6,000,000    Massachusetts State
                  Housing Finance Agency
                  Multi-Family, Series A
                  2.90%, 12/01/25 (A)
                  Insured: GNMA
                  SPA: Republic National
                  Bank of New York ...............     6,000,000
     1,000,000    Massachusetts State IFA
                  Beverly Enterprises-Dedham
                  3.70%, 04/01/09 (A)
                  LOC: PNC Bank, N.A. ............     1,000,000
     1,800,000    Massachusetts State IFA
                  Buckingham Browne Nichols Issue
                  3.00%, 05/01/27 (A)
                  LOC: State Street ..............     1,800,000
     1,500,000    Massachusetts State IFA
                  Gordon College Issue
                  3.00%, 12/01/27 (A)
                  LOC: State Street ..............     1,500,000
     1,000,000    Massachusetts State IFA
                  Governor Dummer Academy
                  3.00%, 07/01/26 (A)
                  LOC: State Street ..............     1,000,000
     3,300,000    Massachusetts State IFA, PCR
                  Holyoke Water Power Co.
                  2.80%, 05/01/22 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce ...............     3,300,000
     4,700,000    Massachusetts State
                  Water Resource Authority
                  Subordinated, General Purpose,
                  Series A 2.75%, 04/01/28 (A)
                  Insured: AMBAC
                  SPA: Bank of Nova Scotia .......     4,700,000
     1,500,000    Peabody, BAN, GO
                  3.90%, 05/14/99 ................     1,501,524
     3,000,000    Southborough, BAN, GO
                  3.75%, 12/18/98 ................     3,000,751
     4,500,000    Sudbury, BAN Series A, GO
                  3.75%, 04/15/99 ................     4,504,359
     4,500,000    Weston, BAN, GO
                  3.50%, 01/15/99 ................     4,501,830
     3,580,000    Winchester, BAN, GO
                  4.00%, 07/01/99 ................     3,589,537
                                                   -------------
                                                      92,764,178
                                                   -------------

                                                       Value
  Par Value                                          (Note 2)
  ----------                                        ---------
                  Michigan - 1.45%

$    1,855,000    Cornell Township Economic
                  Development Corp.
                  Mead-Escanaba Paper Co.
                  3.60%, 11/01/16 (A)
                  LOC: Bank of America NT & SA .. $   1,855,000
                                                   -------------

                  Mississippi - 0.78%

     1,000,000    Jackson County PCR
                  3.70%, 12/01/16 (A)
                  Guaranteed: Chevron USA, Inc. ..     1,000,000
                                                   -------------

                  Nevada - 1.64%

     2,100,000    Reno Hospital Revenue
                  St. Mary's Regional Medical
                  Center, Series B
                  3.65%, 05/15/23 (A)
                  Insured: MBIA
                  SPA: Rabobank Nederland ........     2,100,000
                                                   -------------

                  Ohio - 1.10%

     1,400,000    Franklin County Health Systems
                  Franciscan Sister-St. Anthony's
                  3.60%, 07/01/15 (A)
                  LOC: Chase Manhattan Bank, N.A.      1,400,000
                                                   -------------

                  Oregon - 1.25%

     1,600,000    Port Portland, PCR
                  Reynolds Metals Co.
                  3.65%, 12/01/09 (A)
                  LOC: Bank of Nova Scotia .......     1,600,000
                                                   -------------

                  Pennsylvania - 0.70%

       900,000    Delaware County, IDA
                  3.60%, 12/01/15 (A)
                  Guaranteed: United Parcel
                  Service ........................       900,000
                                                   -------------

                  Puerto Rico - 3.65%

     4,000,000    Puerto Rico Commonwealth
                  Highway & Transportation Authority
                  Series A
                  2.60%, 07/01/28 (A)
                  Insured: AMBAC
                  SPA: Bank of Nova Scotia .......     4,000,000
       672,400    Puerto Rico Commonwealth
                  Highway & Transportation Authority
                  Series X
                  2.75%, 07/01/99 (A)
                  LOC: Union Bank of Switzerland .       672,400
                                                   -------------
                                                       4,672,400
                                                   -------------

                       See Notes to Financial Statements.

---------------   Massachusetts Municipal Money Market Fund
THE GALAXY FUND   PORTFOLIO OF INVESTMENTS (continued)
---------------   October 31, 1998

                                                       Value
   Par Value                                         (Note 2)
  ----------                                        ---------
                  South Carolina - 3.77%

$    4,815,000    South Carolina Jobs Economic
                  Development Authority
                  St. Francis Hospital
                  3.65%, 07/01/22 (A)
                  LOC: Chase Manhattan Bank, N.A.  $   4,815,000
                                                   -------------

                  Tennessee - 2.97%

     1,800,000    Metropolitan Nashville Airport
                  Authority American Airlines
                  Project, Series A 3.65%,
                  10/01/12 (A)
                  LOC: Credit Suisse First Boston .    1,800,000
     2,000,000    Hamilton County, Chattanooga
                  Tennessee Hospital Authority
                  Revenue 3.70%, 10/01/17 (A)
                  LOC: Morgan Guaranty Trust Co. .     2,000,000
                                                   -------------
                                                       3,800,000
                                                   -------------

                  Texas - 3.32%

     2,500,000    Guadalupe-Blanco River Authority
                  PCR, Central Power & Light Co.
                  Project 3.75%, 11/01/15 (A)
                  LOC: ABN-AMRO Bank NV ..........     2,500,000
     1,640,000    Gulf Coast Waste Disposal
                  Authority PCR, Amoco Oil Co.
                  Project 3.70%, 10/01/17 (A)
                  Guaranteed: Amoco Oil Co. ......     1,640,000
       110,000    Texas Higher Education Authority,
                  Inc. Educational Equipment &
                  Improvement Series B
                  3.15%, 12/01/25 (A)
                  Insured: FGIC ..................       110,000
                                                   -------------
                                                       4,250,000
                                                   -------------

                  Washington - 0.08%

        95,000    Washington State Public Power
                  Supply System Nuclear Project
                  No. 1 Revenue, Series 1A-1
                  3.10%, 07/01/17 (A)
                  LOC: Bank of America NT & SA ...        95,000
                                                   -------------
                  Total Municipal Securities .....   126,751,578
                  (Cost $126,751,578)              -------------

                                                       Value
   Shares                                            (Note 2)
  ----------                                        ---------
INVESTMENT COMPANIES - 0.53%

       187,261    Dreyfus Massachusetts Tax
                  Exempt Money Market ............ $     187,261
       494,604    Federated Municipal Trust
                  Massachusetts Municipal
                  Cash Trust .....................       494,604
                                                   -------------
                  Total Investment Companies .....       681,865
                  (Cost $681,865)                  -------------

Total Investments - 99.62% .......................   127,433,443
(Cost $127,433,443)*                               -------------

Net Other Assets and Liabilities - 0.38% .........       488,472
                                                   -------------
Net Assets - 100.00% ............................. $ 127,921,915
                                                   =============

--------------------------------------------------------------------------------
*     Aggregate cost for federal tax purposes

(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at October 31, 1998.

AMBAC American Municipal Bond Assurance Corp.

BAN   Bond Anticipation Note

FGIC  Federal Guaranty Insurance Corp.

FSA   Financial Security Assurance Company

GNMA  Government National Mortgage Association

GO    General Obligation

HEFA  Health and Educational Facilities Authority

IDA   Industrial Development Authority

IFA   Industrial Finance Authority

LOC   Letter of Credit

MBIA  Municipal Bond Insurance Association

PCR   Polution Control Revenue

SPA   Stand-by Purchase Agreement

                       See Notes to Financial Statements.

                       This page left blank intentionally.

---------------
THE GALAXY FUND   STATEMENTS OF ASSETS AND LIABILITIES
---------------   October 31, 1998

                                                                   Money Market    Government      Tax-Exempt    U.S. Treasury
                                                                       Fund           Fund            Fund           Fund
                                                                  --------------  -------------  -------------  --------------
ASSETS:
   Investments (Note 2):
     Investments at amortized cost..............................  $3,125,085,039  $  862,272,300  $ 384,121,538  $  983,768,763
     Repurchase agreement.......................................     299,085,000     176,649,000             --              --
                                                                  --------------  --------------  -------------  --------------
       Total investments at value...............................   3,424,170,039   1,038,921,300    384,121,538     983,768,763
   Cash.........................................................              --           7,900         11,234           9,317
   Receivable for investments sold..............................              --              --             --              --
   Receivable for shares sold...................................      18,803,462      39,938,782      7,663,948       3,500,534
   Interest and dividends receivable............................       5,477,397       2,454,435      1,700,283       8,277,207
                                                                  --------------  --------------  -------------  --------------
     Total Assets...............................................   3,448,450,898   1,081,322,417    393,497,003     995,555,821
                                                                  --------------  --------------  -------------  --------------

LIABILITIES:
   Dividends payable............................................       5,173,376       2,868,894        526,068       1,430,855
   Payable for investments purchased............................              --              --             --              --
   Payable for shares repurchased...............................      37,766,219       2,627,934      1,231,415       4,926,145
   Investment advisory fee payable (Note 3).....................       1,039,682         352,276        129,951         321,392
   Payable to Fleet affiliates (Note 3).........................         184,233          26,011         17,839          63,770
   Payable to Administrator (Note 3)............................         290,853         104,119         33,307          84,813
   Trustees' fees and expenses payable (Note 3).................          14,372           9,838          1,390           7,679
   Payable to custodian.........................................          71,104              --             --              --
   Accrued expenses and other payables..........................         191,840          58,407         41,617          22,945
                                                                  --------------  --------------  -------------  --------------
     Total Liabilities..........................................      44,731,679       6,047,479      1,981,587       6,857,599
                                                                  --------------  --------------  -------------  --------------
NET ASSETS......................................................  $3,403,719,219  $1,075,274,938  $ 391,515,416  $  988,698,222
                                                                  ==============  ==============  =============  ==============

NET ASSETS consist of:
   Par value (Note 5)...........................................  $    3,404,827  $    1,076,164  $     391,667  $      989,128
   Paid-in capital in excess of par value.......................   3,401,413,817   1,075,087,707    391,274,848     988,139,344
   Undistributed (overdistributed) net investment income (loss).         242,576         (45,378)       (19,528)        316,537
   Accumulated net realized (loss) on investments sold..........      (1,342,001))      (843,555)      (131,571)       (746,787)
                                                                  --------------  --------------  -------------  --------------
TOTAL NET ASSETS................................................  $3,403,719,219  $1,075,274,938  $ 391,515,416  $  988,698,222
                                                                  ==============  ==============  =============  ==============

Retail A Shares:
   Net assets...................................................  $2,139,212,517  $  352,799,163  $ 164,339,861  $  559,053,362
   Shares of beneficial interest outstanding....................   2,139,851,262     353,001,963    164,397,370     559,252,381
   NET ASSET VALUE, offering and redemption price per share.....  $         1.00   $        1.00  $        1.00  $         1.00
                                                                  ==============  ==============  =============  ==============

Retail B Shares:
   Net assets...................................................  $    1,606,948             N/A            N/A             N/A
   Shares of beneficial interest outstanding....................       1,607,007             N/A            N/A             N/A
   NET ASSET VALUE and offering price per share*................  $         1.00             N/A            N/A             N/A
                                                                  ==============  ==============  =============  ==============

Trust Shares:
   Net assets...................................................  $1,262,899,754  $  722,475,775  $ 227,175,555  $  429,644,860
   Shares of beneficial interest outstanding....................   1,263,368,278     723,161,908    227,269,144     429,876,088
   NET ASSET VALUE, offering and redemption price per share.....  $         1.00  $         1.00  $        1.00  $         1.00
                                                                  ==============  ==============  =============  ==============

--------------------------------------------------------------------------------
* Redemption price per share is equal to the Net Asset Value per share less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements.

  Connecticut Municipal       Massachusetts Municipal
    Money Market Fund            Money Market Fund
   -------------------          ------------------
      $173,520,307                 $127,433,443
                --                           --
      ------------                 ------------
       173,520,307                  127,433,443
                --                       20,083
         1,700,142                           --
         2,085,947                      404,409
           841,453                      616,449
      ------------                 ------------
       178,147,849                  128,474,384
      ------------                 ------------

           133,317                      136,114
        12,059,223                           --
           678,296                      349,908
            44,365                       34,160
            14,443                       11,219
            11,807                        4,202
             1,265                          347
             7,252                           --
            12,254                       16,519
      ------------                 ------------
        12,962,222                      552,469
      ------------                 ------------
      $165,185,627                 $127,921,915
      ============                 ============

      $    165,192                 $    127,934
       165,032,983                  127,806,614
            (5,112)                         (53)
            (7,436)                     (12,580)
      ------------                 ------------
      $165,185,627                 $127,921,915
      ============                 ============


      $165,185,627                 $127,921,915
       165,191,556                  127,934,384
      $       1.00                 $       1.00
      ============                 ============


               N/A                          N/A
               N/A                          N/A
               N/A                          N/A
      ============                 ============


               N/A                          N/A
               N/A                          N/A
               N/A                          N/A
      ============                 ============

---------------
THE GALAXY FUND   STATEMENTS OF OPERATIONS
---------------   For the year ended October 31, 1998

                                                         Money Market     Government     Tax-Exempt    U.S. Treasury
                                                             Fund            Fund           Fund           Fund
                                                         ------------    -----------    -----------     -----------
INVESTMENT INCOME:
   Interest (Note 2) ..................................  $180,949,214    $60,528,990    $13,236,174     $50,861,339
   Dividends (Note 2) .................................            --             --        102,874              --
                                                         ------------    -----------    -----------     -----------
     Total Investment Income ..........................   180,949,214     60,528,990     13,339,048      50,861,339
                                                         ------------    -----------    -----------     -----------

EXPENSES:
   Investment advisory fee (Note 3) ...................    12,906,407      4,372,173      1,514,545       3,727,152
   Administration fee (Note 3) ........................     2,596,354        879,555        304,716         770,823
   Custodian fee (Note 3) .............................        71,127         27,631         22,280          27,642
   Fund accounting fee (Note 3) .......................       144,090        113,228         62,980          97,639
   Legal fee (Note 3) .................................       137,038         45,241         15,985          41,992
   Audit fee ..........................................        26,211         17,610         19,132          17,610
   Shareholder servicing fee (Note 3) .................     2,057,474        364,278        163,842         569,986
   Transfer agent fee (Note 3) ........................     2,049,016        393,828         61,614         419,358
   12b-1 fee (Note 3) .................................         5,051             --             --              --
   Trustees' fees and expenses (Note 3) ...............        74,079         24,578          8,631          22,629
   Reports to shareholders (Note 3) ...................       438,015         80,208         13,595          93,916
   Insurance ..........................................        27,161         11,539          3,207           8,626
   Miscellaneous ......................................       280,402         80,867         43,357          65,236
                                                         ------------    -----------    -----------     -----------
     Total expenses before reimbursement/waiver (Note 4)   20,812,425      6,410,736      2,233,884       5,862,609
                                                         ------------    -----------    -----------     -----------
     Less: reimbursement/waiver (Note 4) ..............    (1,238,301)      (171,522)            --              --
                                                         ------------    -----------    -----------     -----------
        Total expenses net of reimbursement/waiver ....    19,574,124      6,239,214      2,233,884       5,862,609
                                                         ------------    -----------    -----------     -----------
NET INVESTMENT INCOME .................................   161,375,090     54,289,776     11,105,164      44,998,730
                                                         ------------    -----------    -----------     -----------

Net realized gain on investments SOLD (Note 2) ........        10,935         27,699             --          28,589
                                                         ------------    -----------    -----------     -----------

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ......................................  $161,386,025    $54,317,475    $11,105,164     $45,027,319
                                                         ============    ===========    ===========     ===========

                       See Notes to Financial Statements.

  Connecticut Municipal       Massachusetts Municipal
    Money Market Fund            Money Market Fund
   -------------------         -------------------

       $ 5,296,260                  $ 3,565,137
            62,199                       48,981
       -----------                 ------------
         5,358,459                    3,614,118
       -----------                 ------------


           621,495                      420,919
           124,998                       84,643
            14,295                       11,104
            36,559                       36,092
             6,545                        3,885
            16,697                       16,697
           155,374                      105,230
            22,877                       13,515
                --                           --
             3,533                        2,106
             5,246                        3,085
             1,298                          710
             8,723                       13,430
       -----------                 ------------
         1,017,640                      711,416
       -----------                 ------------
           (54,320)                     (58,991)
       -----------                 ------------
           963,320                      652,425
       -----------                 ------------
         4,395,139                    2,961,693
       -----------                 ------------

                --                           --
       -----------                 ------------


       $ 4,395,139                  $ 2,961,693
       ===========                 ============

---------------
THE GALAXY FUND   STATEMENTS OF CHANGES IN NET ASSETS
---------------

                                                                         Money Market Fund              Government Fund
                                                                  -----------------------------  -----------------------------
                                                                      Years ended October 31,       Years ended October 31,
                                                                  -----------------------------  -----------------------------
                                                                       1998           1997            1998           1997
                                                                  --------------  -------------  -------------  --------------
NET ASSETS at beginning of period. ............................   $3,016,823,396 $2,083,533,947 $  981,371,917  $1,060,170,053
                                                                  --------------  -------------  -------------  --------------

Increase in Net Assets resulting from operations:
   Net investment income ......................................      161,375,090    127,748,599     54,289,776      53,506,212
   Net realized gain on investments sold ......................           10,935            352         27,699           1,250
                                                                  --------------  -------------  -------------  --------------
     Net increase in net assets resulting from operations .....      161,386,025    127,748,951     54,317,475      53,507,462
                                                                  --------------  -------------  -------------  --------------

Dividends to shareholders from:
   Retail Shares:
     Net investment income ....................................     (101,530,947)   (76,502,698)   (17,622,243)    (16,580,573)
     Dividends in excess of net investment income .............               --             --             --              --
                                                                  --------------  -------------  -------------  --------------
       Total Dividends ........................................     (101,530,947)   (76,502,698)   (17,622,243)    (16,580,573)
                                                                  --------------  -------------  -------------  --------------
   Retail B Shares:
     Net investment income ....................................          (28,669)       (12,281)           N/A             N/A
     Dividends in excess of net investment income .............               --             --            N/A             N/A
                                                                  --------------  -------------  -------------  --------------
       Total Dividends ........................................          (28,669)       (12,281)           N/A             N/A
                                                                  --------------  -------------  -------------  --------------
   Trust Shares:
     Net investment income ....................................      (59,798,762)   (51,241,328)   (36,667,533)    (36,925,639)
     Dividends in excess of net investment income .............               --             --             --              --
                                                                  --------------  -------------  -------------  --------------
       Total Dividends ........................................      (59,798,762)   (51,241,328)   (36,667,533)    (36,925,639)
                                                                  --------------  -------------  -------------  --------------

       Total Dividends to shareholders ........................     (161,358,378)  (127,756,307)   (54,289,776)    (53,506,212)
                                                                  --------------  -------------  -------------  --------------

Net increase (decrease) from share transactions(1) ............      386,868,176    933,296,805     93,875,322     (78,799,386)
                                                                  --------------  -------------  -------------  --------------

   Net increase (decrease) in net assets ......................      386,895,823    933,289,449     93,903,021     (78,798,136)
                                                                  --------------  -------------  -------------  --------------

NET ASSETS at end of period (including line A below) ..........   $3,403,719,219 $3,016,823,396 $1,075,274,938  $  981,371,917
                                                                  ==============  =============  =============  ==============

(A) Undistributed (overdistributed) net investment income (loss)  $      242,576     $  225,864 $      (45,378)     $  (45,378)
                                                                  ==============  =============  =============  ==============

--------------------------------------------------------------------------------

(1) For detail on share transactions by series, see statements of Changes in Net Assets - Capital Stock Activity on pages 34 and 35.

                       See Notes to Financial Statements.

                                                              Connecticut Municipal      Massachusetts Municipal
       Tax-Exempt Fund             U.S. Treasury Fund           Money Market Fund           Money Market Fund
----------------------------  ----------------------------  ---------------------------  -------------------------
   Years ended October 31,       Years ended October 31,       Years ended October 31,     Years ended October 31,
----------------------------  ----------------------------  ---------------------------  -------------------------
    1998            1997          1998            1997           1998         1997            1998           1997
-------------  -------------  -------------  -------------  ------------  -------------  ------------  -----------
$ 321,222,118  $ 301,854,872  $ 979,144,066  $ 797,561,471  $137,094,660  $ 110,544,441  $ 80,965,571  $47,066,054
-------------  -------------  -------------  -------------  ------------  -------------  ------------  -----------


   11,105,164      9,677,246     44,998,730     41,077,546     4,395,139      3,617,480     2,961,693    1,818,846
           --             --         28,589         19,124            --             --            --           --
-------------  -------------  -------------  -------------  ------------  -------------  ------------  -----------
   11,105,164      9,677,246     45,027,319     41,096,670     4,395,139      3,617,480     2,961,693    1,818,846
-------------  -------------  -------------  -------------  ------------  -------------  ------------  -----------



   (4,682,093)    (3,944,381)   (26,401,651)   (23,823,527)   (4,395,162)    (3,614,319)   (2,961,746)  (1,818,846)
           --             --             --             --            --             --            --           --
-------------  -------------  -------------  -------------  ------------  -------------  ------------  -----------
   (4,682,093)    (3,944,381)   (26,401,651)   (23,823,527)   (4,395,162)    (3,614,319)   (2,961,746)  (1,818,846)
-------------  -------------  -------------  -------------  ------------  -------------  ------------  -----------

          N/A            N/A            N/A            N/A           N/A            N/A           N/A          N/A
          N/A            N/A            N/A            N/A           N/A            N/A           N/A          N/A
-------------  -------------  -------------  -------------  ------------  -------------  ------------  -----------
          N/A            N/A            N/A            N/A           N/A            N/A           N/A          N/A
-------------  -------------  -------------  -------------  ------------  -------------  ------------  -----------

   (6,422,658)    (5,732,832)   (18,597,072)   (17,254,019)          N/A            N/A           N/A          N/A
           --             --             --             --           N/A            N/A           N/A          N/A
-------------  -------------  -------------  -------------  ------------  -------------  ------------  -----------
   (6,422,658)    (5,732,832)   (18,597,072)   (17,254,019)          N/A            N/A           N/A          N/A
-------------  -------------  -------------  -------------  ------------  -------------  ------------  -----------

  (11,104,751)    (9,677,213)   (44,998,723)   (41,077,546)   (4,395,162)    (3,614,319)   (2,961,746)  (1,818,846)
-------------  -------------  -------------  -------------  ------------  -------------  ------------  -----------

   70,292,885     19,367,213      9,525,560    181,563,471    28,090,990     26,547,058    46,956,397   33,899,517
-------------  -------------  -------------  -------------  ------------  -------------  ------------  -----------

   70,293,298     19,367,246      9,554,156    181,582,595    28,090,967     26,550,219    46,956,344   33,899,517
-------------  -------------  -------------  -------------  ------------  -------------  ------------  -----------

$ 391,515,416  $ 321,222,118  $ 988,698,222  $ 979,144,066  $165,185,627  $ 137,094,660  $127,921,915  $80,965,571
=============  =============  =============  =============  ============  =============  ============  ===========

$     (19,528) $     (19,941) $     316,537  $     316,530  $     (5,112) $      (5,089) $        (53) $        --
=============  =============  =============  =============  ============  =============  ============  ===========

---------------
THE GALAXY FUND   STATEMENTS OF CHANGES IN NET ASSETS -
---------------   Capital Stock Activity

                                                                  Money Market Fund               Government Fund
                                                           -----------------------------   -----------------------------
                                                               Years ended October 31,        Years ended October 31,
                                                           -----------------------------   -----------------------------
                                                                1998           1997            1998           1997
                                                           --------------  --------------  --------------  --------------
DOLLAR AMOUNTS
Retail Shares:
   Sold .................................................  $6,260,244,949  $4,623,828,689  $  820,134,497  $  729,544,101
   Issued to shareholders in reinvestment of dividends ..     100,806,250      75,954,856      17,568,387      16,519,769
   Repurchased ..........................................  (6,099,746,389) (3,981,201,650)   (835,396,007)   (721,962,501)
                                                           --------------  --------------  -------------  --------------
   Net increase (decrease) in shares outstanding ........  $  261,304,810  $  718,581,895  $    2,306,877  $   24,101,369
                                                           ==============  ==============  ==============  ==============
Retail B Shares:
   Sold .................................................  $    6,169,532  $    1,047,623             N/A             N/A
   Issued to shareholders in reinvestment of dividends ..          25,226          12,123             N/A             N/A
   Repurchased ..........................................      (5,336,739)       (310,758)            N/A             N/A
                                                           --------------  --------------  --------------  --------------
   Net increase in shares outstanding ...................  $      858,019  $      748,988             N/A             N/A
                                                           ==============  ==============  ==============  ==============
Trust Shares:
   Sold .................................................  $2,082,969,065  $2,442,712,102  $1,513,726,831  $1,419,192,696
   Issued to shareholders in reinvestment of dividends ..         473,182         824,412         646,367         779,351
   Repurchased ..........................................  (1,958,736,900) (2,229,570,592) (1,422,804,753) (1,522,872,802)
                                                           --------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding ........  $  124,705,347  $  213,965,922  $   91,568,445  $ (102,900,755)
                                                           ==============  ==============  ==============  ==============
SHARE ACTIVITY
Retail Shares:
   Sold .................................................   6,260,244,949   4,623,828,689     820,134,497     729,544,101
   Issued to shareholders in reinvestment of dividends ..     100,806,250      75,954,856      17,568,387      16,519,769
   Repurchased ..........................................  (6,099,746,389) (3,981,201,650)   (835,396,007)   (721,962,501)
                                                           --------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding ........     261,304,810     718,581,895       2,306,877      24,101,369
                                                           ==============  ==============  ==============  ==============
Retail B Shares:
   Sold .................................................       6,169,532       1,047,623             N/A             N/A
   Issued to shareholders in reinvestment of dividends ..          25,226          12,123             N/A             N/A
   Repurchased ..........................................      (5,336,739)       (310,758)            N/A             N/A
                                                           --------------  --------------  --------------  --------------
   Net increase in shares outstanding ...................         858,019         748,988             N/A             N/A
                                                           ==============  ==============  ==============  ==============
Trust Shares:
   Sold .................................................   2,082,969,065   2,442,712,102   1,513,726,831   1,419,192,696
   Issued to shareholders in reinvestment of dividends ..         473,182         824,412         646,367         779,351
   Repurchased ..........................................  (1,958,736,900) (2,229,570,592) (1,422,804,753) (1,522,872,802)
                                                           --------------  --------------  --------------  --------------
   Net increase (decrease) in shares outstanding ........     124,705,347     213,965,922      91,568,445    (102,900,755)
                                                           ==============  ==============  ==============  ==============

                       See Notes to Financial Statements.

                                                                 Connecticut Municipal        Massachusetts Municipal
       Tax-Exempt Fund             U.S. Treasury Fund              Money Market Fund             Money Market Fund
----------------------------  -------------------------------  ----------------------------------------------------------
   Years ended October 31,         Years ended October 31,        Years ended October 31,       Years ended October 31,
----------------------------  -------------------------------  ----------------------------------------------------------
    1998            1997          1998              1997           1998           1997            1998          1997
-------------  -------------  --------------   --------------  -------------  -------------  -------------  -------------
$ 472,089,252  $ 405,375,839  $1,201,282,799   $1,252,641,737  $ 439,511,535  $ 308,300,041  $ 287,313,215  $ 164,854,517
    4,666,644      3,935,706      26,324,657       23,742,666      3,071,043      2,576,197      1,572,995      1,161,644
 (464,321,475)  (374,953,462) (1,254,541,716)  (1,133,657,607)  (414,491,588)  (284,329,180)  (241,929,813)  (132,116,644)
-------------  -------------  --------------   --------------  -------------  -------------  -------------  -------------
$  12,434,421  $  34,358,083  $  (26,934,260)  $  142,726,796  $  28,090,990  $  26,547,058  $  46,956,397  $  33,899,517
=============  =============  ==============   ==============  =============  =============  =============  =============

          N/A            N/A             N/A              N/A            N/A            N/A            N/A            N/A
          N/A            N/A             N/A              N/A            N/A            N/A            N/A            N/A
          N/A            N/A             N/A              N/A            N/A            N/A            N/A            N/A
-------------  -------------  --------------   --------------  -------------  -------------  -------------  -------------
          N/A            N/A             N/A              N/A            N/A            N/A            N/A            N/A
=============  =============  ==============   ==============  =============  =============  =============  =============

$ 253,133,512  $ 232,513,701  $  814,143,806   $1,081,964,225            N/A            N/A            N/A            N/A
       23,573         35,548       1,298,463          520,650            N/A            N/A            N/A            N/A
 (195,298,621)  (247,540,119)   (778,982,449)  (1,043,648,200)           N/A            N/A            N/A            N/A
-------------  -------------  --------------   --------------  -------------  -------------  -------------  -------------
$  57,858,464  $ (14,990,870) $   36,459,820   $   38,836,675            N/A            N/A            N/A            N/A
=============  =============  ==============   ==============  =============  =============  =============  =============


  472,089,252    405,375,839   1,201,282,799    1,252,641,737    439,511,535    308,300,041    287,313,215    164,854,517
    4,666,644      3,935,706      26,324,657       23,742,666      3,071,043      2,576,197      1,572,995      1,161,644
 (464,321,475)  (374,953,462) (1,254,541,716)  (1,133,657,607)  (414,491,588)  (284,329,180)  (241,929,813)  (132,116,644)
-------------  -------------  --------------   --------------  -------------   ------------- -------------  -------------
   12,434,421     34,358,083     (26,934,260)     142,726,796     28,090,990     26,547,058     46,956,397     33,899,517
=============  =============  ==============   ==============  =============  =============  =============  =============

          N/A            N/A             N/A              N/A            N/A            N/A            N/A            N/A
          N/A            N/A             N/A              N/A            N/A            N/A            N/A            N/A
          N/A            N/A             N/A              N/A            N/A            N/A            N/A            N/A
-------------  -------------  --------------   --------------  -------------  -------------  -------------  -------------
          N/A            N/A             N/A              N/A            N/A            N/A            N/A            N/A
=============  =============  ==============   ==============  =============  =============  =============  =============

  253,133,512    232,513,701     814,143,806    1,081,964,225            N/A            N/A            N/A            N/A
       23,573         35,548       1,298,463          520,650            N/A            N/A            N/A            N/A
 (195,298,621)  (247,540,119)   (778,982,449)  (1,043,648,200)           N/A            N/A            N/A            N/A
-------------  -------------  --------------   --------------  -------------  -------------  -------------  -------------
   57,858,464    (14,990,870)     36,459,820       38,836,675            N/A            N/A            N/A            N/A
=============  =============  ==============   ==============  =============  =============  =============  =============

---------------   Money Market Fund
THE GALAXY FUND   FINANCIAL HIGHLIGHTS
---------------   For a Share outstanding throughout each period.

Retail A Shares

                                                                     Years ended October 31,
                                                   ----------------------------------------------------------------
                                                       1998          1997         1996         1995        1994(1)
                                                   -----------  -----------  -----------  -----------   -----------
 Net Asset Value, Beginning of Period ...........        $1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                   -----------  -----------  -----------  -----------   -----------
 Income from Investment Operations:
   Net investment income (A) ....................         0.05         0.05         0.05         0.05          0.03
   Net realized gain (loss) on investments ......           --           --           --           --            --
                                                   -----------  -----------  -----------  -----------   -----------
     Total from Investment Operations: ..........         0.05         0.05         0.05         0.05          0.03
                                                   -----------  -----------  -----------  -----------   -----------
 Less Dividends:
   Dividends from net investment income .........        (0.05)       (0.05)       (0.05)       (0.05)        (0.03)
   Dividends from net realized capital gains ....           --           --           --           --            --
                                                   -----------  -----------  -----------  -----------   -----------
     Total Dividends: ...........................        (0.05)       (0.05)       (0.05)       (0.05)        (0.03)
                                                   -----------  -----------  -----------  -----------   -----------
 Net increase (decrease) in net asset value .....           --           --           --           --            --
                                                   -----------  -----------  -----------  -----------   -----------
 Net Asset Value, End of Period .................        $1.00      $  1.00     $   1.00      $  1.00      $   1.00
                                                   ===========  ===========  ===========  ===========   ===========

 Total Return (B) ...............................         5.04%        4.93%        4.78%        5.23%         3.35%

 Ratios/Supplemental Data:
 Net assets, end of Period (000's) ..............  $ 2,139,213  $ 1,877,889  $ 1,159,312  $   580,762   $   797,399
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver .......................         4.94%        4.85%        4.67%        5.12%         3.38%
   Operating expenses including
     reimbursement/waiver .......................         0.67%        0.69%        0.77%        0.74%         0.64%
   Operating expenses excluding
     reimbursement/waiver .......................         0.71%        0.73%        0.80%        0.76%         0.64%

--------------------------------------------------------------------------------
*    Annualized.

**   Not Annualized.

(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.

(2)  The Fund began offering Retail B Shares on March 6, 1997.

(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 were $0.05, $0.05, $0.05,
     $0.05 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the years ended October 31, 1998, 1997, 1996 and 1995 were $0.05, $0.05, $0.05 and $0.05, respectively. Net investment income per share before reimbursement/waiver of fees by Investment Advisor and/or Administrator for Retail B Shares for the year ended October 31, 1998 and the period ended October 31, 1997 were $0.04 and $0.03, respectively.

(B) Calculation does not include the effect of any sales charge for Retail B Shares. Total return for the year ended October 31, 1994 includes the effect of the voluntary capital contribution of $1.6 million from Fleet in order to partially offset losses realized on the sale of certain securities held by the Fund. Without this capital contribution, the total return would have been 3.35%.

                       See Notes to Financial Statements.

Trust Shares                                                           Retail B Shares
                      Years ended October 31,                               Years ended October 31,
------------------------------------------------------------------     -------------------------------
    1998              1997             1996            1995(1)             1998             1997(2)
-------------    --------------   -------------    --------------      -------------     -------------
$     1.00        $     1.00        $   1.00        $   1.00              $ 1.00           $ 1.00
----------        ----------        --------        --------              ------           ------

      0.05              0.05            0.05            0.05                0.04             0.03
        --                --              --              --                  --               --
----------        ----------        --------        --------              ------           ------
      0.05              0.05            0.05            0.05                0.04             0.03
----------        ----------        --------        --------              ------           ------

     (0.05)            (0.05)          (0.05)          (0.05)              (0.04)           (0.03)
        --                --              --              --                  --               --
----------        ----------        --------        --------              ------           ------
     (0.05)            (0.05)          (0.05)          (0.05)              (0.04)           (0.03)
----------        ----------        --------        --------              ------           ------
        --                --              --              --                  --               --
----------        ----------        --------        --------              ------           ------
$     1.00        $     1.00        $   1.00        $   1.00              $ 1.00           $ 1.00
==========        ==========        ========        ========              ======           ======

      5.23%             5.13%           5.00%           5.43%               4.33%            2.66%**


$1,262,900        $1,138,185        $924,222        $334,054              $1,607           $  749
      5.12%             5.04%           4.89%           5.30%               4.26%            4.27%*
      0.49%             0.50%           0.55%           0.55%               1.35%            1.38%*
      0.53%             0.54%           0.58%           0.56%               1.39%            1.42%*

---------------   Government Fund
THE GALAXY FUND   FINANCIAL HIGHLIGHTS
---------------   For a Share outstanding throughout each period.

 Retail A Shares

                                                                            Years ended October 31,
                                                       -------------------------------------------------------------
                                                          1998         1997         1996         1995        1994(1)
                                                       -----------  -----------  -----------  -----------  ---------
Net Asset Value, Beginning of Period ...............   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       --------     --------     --------     --------     --------
Income from Investment Operations:
  Net investment income (A) ........................       0.05         0.05         0.05         0.05         0.03
  Net realized gain (loss) on investments ..........         --           --           --           --           --
                                                       --------     --------     --------     --------     --------
    Total from Investment Operations: ..............       0.05         0.05         0.05         0.05         0.03
                                                       --------     --------     --------     --------     --------
Less Dividends:
  Dividends from net investment income .............      (0.05)       (0.05)       (0.05)       (0.05)       (0.03)
  Dividends from net realized capital gains ........         --           --           --           --           --
                                                       --------     --------     --------     --------     --------
    Total Dividends:                                     (0.05)       (0.05)       (0.05)       (0.05)       (0.03)
                                                       --------     --------     --------     --------     --------
  Net increase (decrease) in net asset value .......         --           --           --           --           --
                                                       --------     --------     --------     --------     --------
Net Asset Value, End of Period .....................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                       ========     ========     ========     ========     ========

Total Return (B) ...................................       4.94%        4.85%        4.72%        5.20%        3.49%

Ratios/Supplemental Data:
Net assets, End of Period (000's)                      $352,799     $350,513     $326,411     $320,795     $759,106
  Ratios to average net assets:
  Net investment income including reimbursement/waiver     4.84%        4.74%        4.62%        5.11%        3.36%
  Operating expenses including reimbursement/waiver        0.70%        0.71%        0.75%        0.73%        0.54%
  Operating expenses excluding reimbursement/waiver        0.71%        0.72%        0.76%        0.74%        0.54%

--------------------------------------------------------------------------------

(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.

(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 were $0.05, $0.05, $0.05,
     $0.05 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the years ended October 31, 1998, 1997, 1996 and 1995 were $0.05, $0.05, $0.05 and $0.05, respectively.

(B) Total return for the year ended October 31, 1994 includes the effect of the voluntary capital contribution of $2.3 million from Fleet in order to partially offset losses realized on the sale of certain securities held by the Fund. Without this capital contribution, the total return would have been 3.49%.

                       See Notes to Financial Statements.

Trust Shares
                      Years ended October 31,
------------------------------------------------------------------
     1998              1997            1996            1995(1)
-------------    --------------    -------------    --------------


$   1.00           $   1.00        $   1.00         $  1.00
--------           --------        --------         -------

    0.05               0.05            0.05            0.05
      --                 --              --              --
--------           --------        --------         -------
    0.05               0.05            0.05            0.05
--------           --------        --------         -------

   (0.05)             (0.05)          (0.05)          (0.05)
      --                 --              --              --
--------           --------        --------         -------
   (0.05)             (0.05)          (0.05)          (0.05)
--------           --------        --------         -------
      --                 --              --              --
--------           --------        --------         -------
$   1.00           $   1.00        $   1.00         $  1.00
========           ========        ========         =======

    5.15%              5.06%           4.95%           5.39%


$722,476           $630,859        $733,759        $678,679
    5.03%              4.94%           4.85%           5.27%
    0.51%              0.51%           0.52%           0.53%
    0.52%              0.52%           0.53%           0.54%

---------------   Tax-Exempt Fund
THE GALAXY FUND   FINANCIAL HIGHLIGHTS
---------------   For a Share outstanding throughout each period.

 Retail A Shares

                                                                              Years ended October 31,
                                                         ----------------------------------------------------------------
                                                            1998          1997         1996         1995        1994(1)
                                                         -----------  -----------  -----------  -----------  ------------
Net Asset Value, Beginning of Period ..................   $   1.00     $   1.00     $   1.00     $  1.00     $   1.00
                                                          --------     --------     --------     -------     --------
Income from Investment Operations:
   Net investment income (A) ..........................       0.03         0.03         0.03        0.03         0.02
   Net realized gain (loss) on investments ............         --           --           --          --           --
                                                          --------     --------     --------     -------     --------
     Total from Investment Operations: ................       0.03         0.03         0.03        0.03         0.02
                                                          --------     --------     --------     -------     --------
Less Dividends:
   Dividends from net investment income ...............      (0.03)       (0.03)       (0.03)      (0.03)       (0.02)
   Dividends from net realized capital gains ..........         --           --           --          --           --
                                                          --------     --------     --------     -------     --------
     Total Dividends: .................................      (0.03)       (0.03)       (0.03)      (0.03)       (0.02)
                                                          --------     --------     --------     -------     --------
Net increase (decrease) in net asset value ............         --           --           --          --           --
                                                          --------     --------     --------     -------     --------
Net Asset Value, End of Period ........................   $   1.00     $   1.00     $   1.00     $  1.00     $   1.00
                                                          ========     ========     ========     =======     ========

Total Return ..........................................       2.89%        2.95%        2.82%       3.16%        2.24%

Ratios/Supplemental data:
Net Assets, End of Period (000's) .....................   $164,340     $151,907     $117,548    $127,056     $271,050
Ratios to average net assets:
   Net investment income including reimbursement/waiver       2.85%        2.92%        2.78%       3.12%        2.12%
   Operating expenses including reimbursement/waiver ..       0.67%        0.68%        0.68%       0.68%        0.58%
   Operating expenses excluding reimbursement/waiver ..       0.67%        0.69%        0.69%       0.71%        0.58%

--------------------------------------------------------------------------------
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.

(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 were $0.03, $0.03, $0.03,
     $0.03 and $0.02, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the years ended October 31, 1998, 1997, 1996 and 1995 were $0.03, $0.03, $0.03 and $0.03, respectively.

                       See Notes to Financial Statements.

Trust Shares
                Years ended October 31,
--------------------------------------------------
    1998         1997         1996         1995(1)
----------   ---------    ----------   -----------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------

    0.03         0.03         0.03         0.03
      --           --           --           --
--------     --------     --------     --------
    0.03         0.03         0.03         0.03
--------     --------     --------     --------

   (0.03)       (0.03)       (0.03)       (0.03)
      --           --           --           --
--------     --------     --------     --------
   (0.03)       (0.03)       (0.03)       (0.03)
--------     --------     --------     --------
      --           --           --           --
--------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00
========     ========     ========     ========

    3.03%        3.10%        2.97%        3.29%


$227,176     $169,316     $184,307     $180,706

    2.99%        3.05%        2.92%        3.24%
    0.53%        0.53%        0.54%        0.55%
    0.53%        0.53%        0.54%        0.56%

---------------   U.S. Treasury Fund
THE GALAXY FUND   FINANCIAL HIGHLIGHTS
---------------   For a Share outstanding throughout each period.

Retail A Shares

                                                                              Years ended October 31,
                                                         ----------------------------------------------------------------
                                                            1998          1997         1996         1995        1994(1)
                                                         -----------  -----------  -----------  -----------  ------------
Net Asset Value, Beginning of Period ..................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                          --------     --------     --------     --------     --------
Income from Investment Operations:
   Net investment income (A) ..........................       0.05         0.05         0.05         0.05         0.03
   Net realized gain (loss) on investments ............         --           --           --           --           --
                                                          --------     --------     --------     --------     --------
     Total from Investment Operations: ................       0.05         0.05         0.05         0.05         0.03
                                                          --------     --------     --------     --------     --------
Less Dividends:
   Dividends from net investment income ...............      (0.05)       (0.05)       (0.05)       (0.05)       (0.03)
   Dividends from net realized capital gains ..........         --           --           --           --           --
                                                          --------     --------     --------     --------     --------
     Total Dividends: .................................      (0.05)       (0.05)       (0.05)       (0.05)       (0.03)
                                                          --------     --------     --------     --------     --------
Net increase (decrease) in net asset value ............         --           --           --           --           --
                                                          --------     --------     --------     --------     --------
Net Asset Value, End of Period ........................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                          ========     ========     ========     ========     ========

Total Return (B) ......................................       4.73%        4.67%        4.63%        4.99%        3.30%

Ratios/Supplemental Data:
Net Assets, End of Period (000's) .....................   $559,053     $585,969     $443,230     $318,621     $466,993
Ratios to average net assets:
   Net investment income including reimbursement/waiver       4.63%        4.58%        4.53%        4.90%        3.24%
   Operating expenses including reimbursement/waiver ..       0.68%        0.69%        0.69%        0.73%        0.56%
   Operating expenses excluding reimbursement/waiver ..       0.68%        0.70%        0.69%        0.73%        0.56%

--------------------------------------------------------------------------------
(1) Prior to November 1, 1994, the Fund offered a single series of shares. As of such date, the existing series of shares was designated as Retail A Shares and the Fund began issuing a second series of shares designated as Trust Shares.

(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Retail A Shares for the years ended October 31, 1998, 1997, 1996, 1995 and 1994 were $0.05, $0.05, $0.05,
     $0.05 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for Trust Shares for the years ended October 31, 1998, 1997, 1996 and 1995 were $0.05, $0.05, $0.05 and $0.05, respectively.

(B) Total return for the year ended October 31, 1994 includes the effect of the voluntary capital contribution of $1 million from Fleet in order to partially offset losses realized on the sale of certain securities held by the Fund. Without this capital contribution, the total return would have been 3.30%.

                       See Notes to Financial Statements.

Trust Shares
            Years ended October 31,
------------------------------------------------
    1998        1997         1996        1995(1)
-----------  -----------  ---------    ---------
$   1.00     $   1.00     $   1.00     $   1.00
--------     --------     --------     --------

    0.05         0.05         0.05         0.05
      --           --           --           --
--------     --------     --------     --------
    0.05         0.05         0.05         0.05
--------     --------     --------     --------

   (0.05)       (0.05)       (0.05)       (0.05)
      --           --           --           --
--------     --------     --------     --------
   (0.05)       (0.05)       (0.05)       (0.05)
--------     --------     --------     --------
      --           --           --           --
--------     --------     --------     --------
$   1.00     $   1.00     $   1.00     $   1.00
========     ========     ========     ========

    4.90%        4.85%        4.80%        5.18%


$429,645     $393,175     $354,331     $271,036

    4.80%        4.75%        4.69%        5.06%
    0.51%        0.52%        0.53%        0.55%
    0.51%        0.53%        0.53%        0.55%

---------------   Connecticut Municipal Money Market Fund(1)
THE GALAXY FUND   FINANCIAL HIGHLIGHTS
---------------   For a Share outstanding throughout each period.

                                                                     Years ended October 31,
                                                 ------------------------------------------------------------
                                                     1998          1997         1996            1995
                                                 -----------  -----------  ------------  --------------------
                                                                                         Investment    Trust
                                                    Shares        Shares      Shares(3)    Shares     Shares
                                                 -----------  -----------  ------------  ----------  --------
Net Asset Value, Beginning of Period ............ $   1.00     $   1.00     $   1.00     $  1.00     $  1.00
                                                  --------     --------     --------     -------     -------
Income from Investment Operations:
   Net investment income (B) ....................     0.03         0.03         0.03        0.03        0.03
   Net realized gain (loss) on investments ......       --           --           --          --          --
                                                  --------     --------     --------     -------     -------
       Total from Investment Operations: ........     0.03         0.03         0.03        0.03        0.03
                                                  --------     --------     --------     -------     -------
Less Dividends:
   Dividends from net investment income .........    (0.03)       (0.03)       (0.03)      (0.03)      (0.03)
   Dividends from net realized capital gains ....       --           --           --          --          --
                                                  --------     --------     --------     -------     -------
     Total Dividends: ...........................    (0.03)       (0.03)       (0.03)      (0.03)      (0.03)
                                                  --------     --------     --------     -------     -------
Net increase (decrease) in net asset value ......       --           --           --          --          --
                                                  --------     --------     --------     -------     -------
Net Asset Value, End of Period .................. $   1.00     $   1.00     $   1.00     $  1.00     $  1.00
                                                  ========     ========     ========     =======     =======

Total Return (A) ................................     2.87%        2.94%        2.83%       2.94%       3.19%

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ............... $165,186     $137,095     $110,544     $71,472     $31,164
Ratios to average net assets:
   Net investment income
     including reimbursement/waiver .............     2.83%        2.91%        2.79%       2.88%       3.14%
   Operating expenses
     including reimbursement/waiver .............     0.62%        0.60%        0.64%       0.82%       0.57%
   Operating expenses
     excluding reimbursement/waiver .............     0.65%        0.65%        0.73%       1.29%       0.79%

--------------------------------------------------------------------------------
*    Annualized.

**   Not Annualized.

(1) The Fund commenced operations on October 4, 1993 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds.

(2)  The Predecessor Fund began offering Trust Shares on December 16, 1993.

(3) On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of the Trust with a single series of shares. Prior to the reorganization, the Predecessor Fund offered two series of shares, Investment Shares and Trust Shares. In connection with the reorganization, the shareholders of the Predecessor Fund exchanged shares of each of the two series for a single series of shares in the Galaxy Connecticut Municipal Money Market Fund.

(A) Calculation does not include the effect of any sales charge for Investment Shares of the Predecessor Fund.

(B) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for the years ended October 31, 1998, 1997 and 1996 were $0.03, $0.03 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for Investment Shares for the years ended October 31, 1995 (unaudited) and 1994 (unaudited) were $0.03 and $0.01, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for Trust Shares for the year ended October 31, 1995 (unaudited) and the period ended October 31, 1994 (unaudited) were $0.02 and $0.01, respectively.

                       See Notes to Financial Statements.

    Years ended October 31,
-------------------------------
             1994
-------------------------------
 Investment           Trust
   Shares           Shares(2)
-------------    --------------
$  1.00              $  1.00
-------              -------

   0.02                 0.02
     --                   --
-------              -------
   0.02                 0.02
-------              -------

  (0.02)               (0.02)
     --                   --
-------              -------
  (0.02)               (0.02)
-------              -------
     --                   --
-------              -------
$  1.00              $  1.00
=======              =======

   1.83%                2.08%**


$80,663              $34,354


   1.99%                2.24%*

   0.78%                0.53%*

   1.50%                1.00%*


---------------   Massachusetts Municipal Money Market Fund(1)
THE GALAXY FUND   FINANCIAL HIGHLIGHTS
---------------   For a Share outstanding throughout each period.

                                                                          Years ended October 31,
                                                        ----------------------------------------------------------
                                                           1998         1997      1996(2)       1995         1994
                                                        ----------  ----------  ----------  -----------  ---------
Net Asset Value, Beginning of Period ..................  $   1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                         --------     -------     -------     -------     -------
Income from Investment Operations:
   Net investment income (A) ..........................      0.03        0.03        0.03        0.03        0.02
   Net realized gain (loss) on investments ............        --          --          --          --          --
                                                         --------     -------     -------     -------     -------
       Total from Investment Operations: ..............      0.03        0.03        0.03        0.03        0.02
                                                         --------     -------     -------     -------     -------
Less Dividends:
   Dividends from net investment income ...............     (0.03)      (0.03)      (0.03)      (0.03)      (0.02)
   Dividends from net realized capital gains ..........        --          --          --          --          --
                                                         --------     -------     -------     -------     -------
     Total Dividends: .................................     (0.03)      (0.03)      (0.03)      (0.03)      (0.02)
                                                         --------     -------     -------     -------     -------
Net increase (decrease) in net asset value ............        --          --          --          --          --
                                                         --------     -------     -------     -------     -------
Net Asset Value, End of Period ........................  $   1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                         ========     =======     =======     =======     =======

Total Return ..........................................      2.86%       2.92%       2.83%       3.21%       1.99%

Ratios/Supplemental Data:
Net Assets, End of Period (000's) .....................  $127,922     $80,966     $47,066     $40,326     $31,516
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver .............................      2.81%       2.90%       2.78%       3.16%       2.00%
   Operating expenses including
     reimbursement/waiver .............................      0.62%       0.61%       0.62%       0.57%       0.53%
   Operating expenses excluding
     reimbursement/waiver .............................      0.68%       0.69%       0.83%       1.06%       1.21%

--------------------------------------------------------------------------------
*    Annualized.

**   Not Annualized.

(1) The Fund commenced operations on October 5, 1993 as a separate investment portfolio (the "Predecessor Fund") of The Shawmut Funds.

(2) On December 4, 1995, the Predecessor Fund was reorganized as a new portfolio of the Trust.

(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or other parties for the years ended October 31, 1998, 1997, 1996, 1995 (unaudited) and 1994 (unaudited) were $0.03, $0.03,
     $0.03, $0.03 and $0.01, respectively.

                       See Notes to Financial Statements.

---------------
THE GALAXY FUND   NOTES TO FINANCIAL STATEMENTS
---------------

1.  Organization

  The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered twenty-nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Money Market, Government, Tax-Exempt, U.S. Treasury, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds (individually, a "Fund," collectively, the "Funds") only.

  The Money Market Fund is authorized to issue three series of shares (Trust Shares, Retail A Shares and Retail B Shares). The Government, Tax-Exempt and U.S. Treasury Funds are authorized to issue two series of Shares (Trust Shares and Retail A Shares). Trust Shares, Retail A Shares and Retail B Shares are substantially the same, except (i) Retail B Shares are subject to a maximum 5.00% contingent deferred sales charge and (ii) each series of shares bears the following series specific expenses: distribution fees and/or shareholder servicing and related fees and transfer agency charges. Six years after the date of purchase, Retail B Shares of the Money Market Fund will automatically convert to Retail A Shares of such Fund.

  The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds are authorized to issue one series of shares. Shares of the Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds, together with Retail A Shares of the Money Market, Government, Tax-Exempt and U.S. Treasury Funds, are hereinafter referred to as "Retail Shares".

2.  Significant Accounting Policies

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

  Portfolio Valuation: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

  Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the outstanding shares of each series.

  Dividends to Shareholders: Dividends from net investment income are determined separately for each series of a Fund and are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

  Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

  Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

  Repurchase Agreements: Each Fund, except the U.S. Treasury Fund, may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying

---------------
THE GALAXY FUND   NOTES TO FINANCIAL STATEMENTS (continued)
---------------

securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

  Expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

  In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the outstanding shares of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

3. Investment Advisory, Administration, Distribution, Shareholder Services and Other Fees

   The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc. and affiliate of the Funds, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the following annual rates: with respect to the Money Market, Government and Tax-Exempt Funds, 0.40% of the average daily net assets of each Fund, and with respect to the U.S. Treasury, Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds, 0.40% of the first $750,000,000 of net assets of each Fund plus 0.35% of net assets of each Fund in excess of $750,000,000. The Trust has been advised by the Investment Advisor that, with respect to the Money Market, Government and Tax-Exempt Funds, the Investment Advisor intends to waive advisory fees payable to it by each Fund by 0.05% to the extent that a Fund's net assets exceed $750,000,000.

  The Trust and First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, are parties to an administration agreement under which Investor Services Group (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate, effective September 10, 1998, of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust with an October 31 fiscal year (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets and 0.0575% of combined average daily net assets in excess of $18 billion. Prior to September 10, 1998, Investor Services Group received administration fees at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets and 0.075% of combined average daily net assets over $5 billion.

  In addition, Investor Services Group also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, Investor Services Group compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

  First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, serves as the distributor of the Trust's shares.

  The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Retail Shares and Trust Shares of the Funds. Currently, the Services Plan has not been implemented with respect to the Funds' Trust Shares. The Services Plan provides compensation to institutions (including and currently limited to Fleet Bank and its affiliates) which provide administrative and support services to their customers who beneficially own Retail Shares, at an aggregate annual rate not to exceed 0.25% of the average daily net asset value of the outstanding Retail Shares of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of the Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to an aggregate annual rate not to exceed 0.10% of the average daily net asset value of the outstanding Retail Shares beneficially owned by such customers.

  The Trust has adopted a distribution and services plan (the "12b-1 Plan") with respect to Retail B Shares of the Money Market Fund. Under the 12b-1 Plan, the Trust may pay (i) the Distributor or another person for expenses and activities primarily intended to result in the sale of Retail B Shares, (ii) institutions for shareholder liaison services and (iii) institutions for administrative support services. Currently, payments under the 12b-1 Plan for distribution services are being made solely to broker-dealer affiliates of Fleet Bank and payments under the 12b-1 Plan for shareholder liaison and administrative support services are being made solely to Fleet Bank and its affiliates. Payments for distribution expenses may not exceed an annual rate of 0.65% of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares. The

---------------
THE GALAXY FUND   NOTES TO FINANCIAL STATEMENTS (continued)
---------------

fees paid for shareholder liaison and administrative support services may not exceed the annual rates of 0.25% and 0.25%, respectively, of the average daily net assets attributable to the Money Market Fund's outstanding Retail B Shares owned of record or beneficially by customers of institutions. The Trust is currently limiting the Money Market Fund's payments for shareholder liaison and administrative support services under the 12b-1 Plan to an aggregate fee of not more than 0.10% of the average daily net asset value of Retail B Shares owned of record or beneficially by customers of institutions. For the year ended October 31, 1998, the Funds accrued fees under the Services Plan and 12b-1 Plan as follows:

                                                        12b-1 Plan
                               Services                 ----------
  Fund                           Plan      Services Distribution
  ----                           ----      -------- ------------
Money Market Fund .......... $2,057,474    $   674    $   4,377
Government Fund ............    364,278         --           --
Tax-Exempt Fund ............    163,842         --           --
U.S. Treasury Fund .........    569,986         --           --
Connecticut Municipal
Money Market Fund ..........    155,374         --           --
Massachusetts Municipal
Money Market Fund ..........    105,230         --           --

  The Retail Shares, Retail B Shares and Trust Shares of a Fund bear series specific transfer agent charges based upon the number of shareholder accounts for each series. Trust Shares of the Funds (except the Tax-Exempt Fund) also bear additional transfer agency fees in order to compensate Investor Services Group for payments made to Fleet Bank, an affiliate of the Investment Advisor, for performing certain sub-account and administrative functions on a per account basis with respect to Trust Shares held by defined contribution plans. These additional fees are based on the number of underlying participant accounts. For the year ended October 31, 1998, transfer agent charges for each series were as follows:

  Fund                          Retail     Retail B     Trust
  ----                          ------     --------     -----
Money Market Fund .......... $1,898,509    $  794      $149,713
Government Fund ............    346,770        --        47,058
Tax-Exempt Fund ............     61,539        --            75
U.S. Treasury Fund .........    402,017        --        17,341
Connecticut Municipal
Money Market Fund ..........     22,877        --            --
Massachusetts Municipal
Money Market Fund ..........     13,515        --            --

  Certain officers of the Trust may be officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, trustee or employee of the Trust. Effective March 5, 1998, each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to March 5, 1998, each Trustee was entitled to receive for services as a trustee of the Trust, VIP and Galaxy II an aggregate fee of $29,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II, based on their relative net assets.


  Each Trustee is eligible to participate in The Galaxy Fund/VIP/Galaxy II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

  Expenses for the year ended October 31, 1998 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.  Waiver of Fees and Reimbursement of Expenses

  The Investment Advisor voluntarily agreed to waive a portion of its fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The
Investment Advisor, at its discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time. For the year ended October 31, 1998, the Investment Advisor waived fees and/or reimbursed expenses with respect to the Funds in the following amounts:

                                     Fees waived by
Fund                               Investment Advisor
----                               ------------------
Money Market Fund...............      $1,238,301
Government Fund.................         171,522

                                 Expenses Reimbursed by
Fund                               Investment Advisor
----                               ------------------
Connecticut Municipal
  Money Market Fund.............      $   54,320
Massachusetts Municipal
  Money Market Fund.............          58,991

---------------
THE GALAXY FUND   NOTES TO FINANCIAL STATEMENTS (continued)
---------------

5.  Shares of Beneficial Interest

  The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into thirty classes of shares, each consisting of one or more series including: Class A Shares (Retail A Shares), Class A - Special Series 1 Shares (Trust Shares) and Class A - Special Series 2 Shares (Retail B Shares) - Money Market Fund; Class B Shares (Retail A Shares) and Class B - Special Series 1 Shares (Trust Shares) - Government Fund; Class E Shares (Retail A Shares) and Class E - Special Series 1 Shares (Trust Shares) - Tax-Exempt Fund; Class F Shares (Retail A Shares) and Class F - Special Series 1 Shares (Trust Shares) - U.S. Treasury Fund; Class V Shares - Connecticut Municipal Money Market Fund; and Class W Shares - Massachusetts Municipal Money Market Fund.

  Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses (except that Retail A Shares bear the expense of payments under the Services Plan, Retail B Shares bear the expense of payments under the 12b-1 Plan and Retail A Shares, Retail B Shares and Trust Shares each bear series specific transfer agent charges) and are entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

  Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

6.  Concentration of Credit

  The Connecticut Municipal Money Market and Massachusetts Municipal Money Market Funds invest primarily in debt obligations issued by the State of Connecticut and the Commonwealth of Massachusetts, respectively, and their respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. Such Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's specific municipal securities than are municipal funds that are not concentrated in these issuers to the same extent.

7. Federal Tax Information

  At October 31, 1998, the following Funds had capital loss carryforwards:

     Fund                    Amount         Expiration
     ----                    ------         ----------
Money Market Fund....... $  1,293,766          2002
                                5,000          2003
                               43,235          2004

Government Fund.........      843,555          2002

Tax-Exempt Fund.........      120,301          2002
                                3,772          2003
                                7,498          2004

U.S. Treasury Fund......      746,787          2002

Connecticut Municipal
  Money Market Fund.....        6,619          2002
                                  817          2004
Massachusetts Municipal
  Money Market Fund.....          133          2001
                                   31          2002
                               12,416          2004

Tax Information (unaudited)

  During the fiscal year ended October 31, 1998, the following Funds earned income from direct obligations of the U.S. Government:

                                          U.S. Government
     Fund                                     Income
     ----                                 ---------------
Money Market Fund                                 3.11%
Government Fund                                  31.53%
U.S. Treasury Fund                              100.00%

Appropriate tax information detailing U.S. government income percentages on a calendar year basis will accompany each shareholder's year-end tax statement. As each state's rules on the exemption of this income differ, please consult your tax advisor regarding specific tax treatment. 100% of the income earned by the Tax Exempt Fund, the Connecticut Municipal Money Market Fund, and the Massachusetts Municipal Money Market Fund will generally qualify as exempt from federal and state taxation.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To Shareholders and the Board of Trustees of The Galaxy Fund:

         In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Government Fund, Tax-Exempt Fund, U.S. Treasury Fund, Connecticut Municipal Money Market Fund, and Massachusetts Municipal Money Market Fund, (six series of The Galaxy Fund, hereafter referred to as the "Funds") at October 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


Boston, Massachusetts                                 PricewaterhouseCoopers LLP
December 23, 1998

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
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